CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                   FUND GROUP

                                 ANNUAL REPORT

                                AUGUST 31, 1997

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of CALIFORNIA INVESTMENT TRUST FUND GROUP which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
VARIABLE RATE DEMAND NOTES** (53.55%)
               ANAHEIM PUBLIC IMPROVEMENT CORP.
   $2,900,000  Certificates of Participation, 1993 Refunding Project .      2.950%    9/2/97   $2,900,000
               CALIFORNIA HEALTH FACILITIES FIN. AUTHORITY
   4,000,000   Cottage Hospital Santa Barbara ........................      3.000%    9/2/97    4,000,000
               CALIFORNIA POLLUTION CONTROL AUTHORITY
   1,000,000   So Cal Edison Series 1986B ............................      3.500%    9/2/97    1,000,000
     900,000   So Cal Edison Series 1986C ............................      3.500%    9/2/97      900,000
     100,000   So Cal Edison Series 1986D ............................      3.500%    9/2/97      100,000
   1,100,000   Pacific Gas & Electric Series A .......................      3.450%    9/2/97    1,100,000
               EASTERN MUNICIPAL WATER DISTRICT
   3,000,000   Water & Sewer Rev. Certificates of Participation ......      3.000%    9/3/97    3,000,000
               IRVINE, CITY OF
   1,400,000   Updates Improvement Project ...........................      3.400%    9/2/97    1,400,000
               IRVINE RANCH WATER DISTRICT
     600,000   Consolidated Refunding Series, 1995 ...................      3.400%    9/2/97      600,000
   3,100,000   Consolidated Series, 1995 .............................      3.400%    9/2/97    3,100,000
               LOS ANGELES MTA
   4,400,000   Tax Revenue Refunding Bonds, 1993 Series A ............      3.000%    9/3/97    4,400,000
               LOS ANGELES COUNTY
   2,500,000   Pension Obligation Refunding Bonds ....................      2.950%    9/2/97    2,500,000
               NEWPORT BEACH, CITY OF
     500,000   Newport Beach Hoag Memorial Hospital, 1992A ...........      3.400%    9/2/97      500,000
   2,300,000   Newport Beach Hoag Memorial Hospital, 1996A ...........      3.400%    9/2/97    2,300,000
     900,000   Newport Beach Hoag Memorial Hospital, 1996B ...........      3.400%    9/2/97      900,000
               ORANGE COUNTY WATER DISTRICT
   2,400,000   Certificates of Participation, 1990 Project B .........      3.500%    9/2/97    2,400,000
               ORANGE COUNTY SANITATION DISTRICT
   1,800,000   Refunding Certificates of Particitpation ..............      3.400%    9/2/97    1,800,000
               RIVERSIDE REDEVELOPMENT AGENCY
   2,900,000   Multi-family Housing Revenue Bonds ....................      3.050%    9/2/97    2,900,000
               SAN BERNARDINO COUNTY TRANS. AUTHORITY
   3,600,000   Sales Tax Revenue Bonds ...............................      3.000%    9/2/97    3,600,000
               SANTA CLARA, CITY OF
   1,100,000   Electric Revenue Series C .............................      3.000%    9/2/97    1,100,000
   1,000,000   Electric Revenue Series A .............................      3.000%    9/2/97    1,000,000
               SOUTH SAN FRANCISCO, CITY OF
     600,000   Certificates of Participation .........................      3.150%    9/2/97      600,000
               SOUTHERN CA PUBLIC POLLUTION AUTHORITY
   4,500,000   Power Project Revenue Bond, Series C ..................      2.950%    9/2/97    4,500,000
               TUSTIN, CITY OF
   3,100,000   Limited Obligation Improvement Bonds ..................      3.400%    9/2/97    3,100,000
                                                                                             ------------
                    Total Variable Rate Demand Notes
                         (cost $49,700,000)...........................                         49,700,000
                                                                                             ------------
               TAX AND REVENUE ANTICIPATION NOTES (21.32%)
   3,000,000   CA Educational Facilities, Stanford University ........      5.000%  12/01/97    3,011,331
   1,000,000   CA School Cash Res. Program ...........................      4.750%  07/02/98    1,007,213

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
               TAX AND REVENUE ANTICIPATION NOTES (continued)
  $1,000,000   Cambell Union School District .........................      4.500%  09/15/98   $1,005,740
   1,500,000   Fremont Unified School District .......................      4.250%  06/30/98    1,504,169
   1,500,000   Hillsborough City School District .....................      4.500%  07/09/98    1,507,997
   1,000,000   Los Angeles Unified School District ...................      4.500%  07/01/98    1,005,595
   1,750,000   Mountain View-Los Altos School District 1997 ..........      4.250%  07/02/98    1,755,890
   1,950,000   San Carlos School District ............................      4.250%  06/30/98    1,955,889
   3,000,000   San Diego, CA Area Local Cops .........................      4.750%  10/01/97    3,002,026
   1,000,000   San Francisco City and County Sewer Revenue* ..........      7.250%  10/01/97    1,018,004
   1,500,000   San Mateo Union High School District ..................      4.500%  07/10/98    1,507,714
   1,500,000   Santa Rosa School District, 1997 ......................      4.500%  07/02/98    1,508,658
                                                                                             ------------
                    Total Tax and Revenue Anticipation Notes
                        (cost $19,790,226)............................                         19,790,226
                                                                                             ------------
COMMERCIAL PAPER (25.75%)
               CA EDUCATIONAL FACILITIES FIN. AUTHORITY
   1,000,000   Carnegie Institution ..................................      3.750%  10/02/97    1,000,000
   3,000,000   Carnegie Institution ..................................      3.500%  10/23/97    3,000,000
               EASTBAY MUNICIPAL UTILITY DISTRICT
   3,500,000   Water System Series ...................................      3.500%  09/04/97    3,500,000
               LA DEPARTMENT OF WATER & POWER
   3,500,000   LA Wastewater .........................................      3.600%  11/04/97    3,500,000
   2,500,000   Electric Plant Short-Term Revenue Certificates ........      3.650%  10/08/97    2,500,000
               METROPOLITAN WATER DISTRICT OF SO. CA
   1,200,000   Metropolitan Water District of Southern CA ............      3.450%  10/15/97    1,200,000
   2,400,000   Metropolitan Water District of Southern CA ............      3.550%  10/08/97    2,400,000
               SACRAMENTO MUNICIPAL UTILITIES DISTRICT
   3,800,000   Utility Improvement Project ...........................      3.650%  10/01/97    3,800,000
               SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
   3,000,000   Sales Tax Revenue, Series A ...........................      3.500%  11/04/97    3,000,000
                                                                                             ------------
                    Total Commercial Paper
                         (cost $23,900,000) ..........................                         23,900,000
                                                                                             ------------
                    Total Investments (100.62%)
                         (cost $93,390,226) (a) ......................                         93,390,226
                    Liabilities in Excess of Other Assets (-0.62%)....                           (572,037)
                                                                                             ------------
                         Net Assets (100.00%).........................                       $ 92,818,189
                                                                                             ============

------------
(a)  Aggregate cost for federal income tax purposes is $93,390,226.
* Denotes bond issue refunded prior to maturity and secured by 100% US Government Direct Obligations.
**   Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                        CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
LONG-TERM SECURITIES (93.04%)
               ASSOCIATION OF BAY AREA GOVERNMENTS
  $2,500,000   Tax Allocation Revenue Bonds ..........................      6.000%  12/15/15   $2,618,750
               CALIFORNIA EDUCATIONAL FAC. AUTHORITY
   2,025,000   Forward Refunding Revenue Bonds, 1997 Series A ........      5.600%  10/01/04    2,154,094
   1,290,000   Revenue Bonds (Pooled Colleges & Universities) ........      5.250%  12/01/07    1,312,575
   2,000,000   Revenue Bonds (University of San Francisco) ...........      6.000%  10/01/16    2,115,000
               CA POLLUTION CONTROL AUTHORITY
   3,000,000   San Diego Gas & Electric, Series 1996A ................      5.900%  06/01/14    3,183,750
               CALIFORNIA, STATE OF
   5,000,000   General Obligations ...................................      6.250%  09/01/12    5,600,000
               STATE OF CA DEPT. OF WATER RESOURCES
   2,320,000   Water System Revenue Bonds, Central Valley J-1 ........      7.000%  12/01/11    2,755,000
   2,835,000   Water System Revenue Bonds, Central Valley J-3 ........      7.000%  12/01/11    3,366,563
               CA STATE PUBLIC WORKS BOARD
   4,000,000   Imperial County, Revenue Bonds, 1991 Series A .........      6.500%  09/01/17    4,575,000
   5,000,000   Lease Revenue Refunding Bonds,1994 Series A ...........      5.500%  06/01/14    5,062,500
   3,630,000   California Community Colleges, 1994 Series A ..........      9.000%  10/01/03    4,473,975
               CA STATEWIDE COMMUNITIES DEV. AUTHORITY
   4,000,000   Certificates of Particitpation, Cedars Sinai ..........      6.500%  08/01/12    4,465,000
   3,615,000   Children's Hospital of Los Angeles, Series 1993 .......      6.000%  06/01/09    3,962,944
               CASTAIC LAKE WATER AGENCY
   2,090,000   Certificates of Participation, 1994 Series A ..........      7.250%  08/01/09    2,526,288
               CENTRAL COAST WATER AUTHORITY
   1,420,000   California Revenue Refunding Bonds,1996 Series A ......      6.000%  10/01/08    1,572,650
               CONTRA COSTA WATER DISTRICT
   4,000,000   Water Revenue Bonds, Series E .........................      6.250%  10/01/12    4,445,000
               CULVER CITY REDEVELPOMENT FIN. AUTHORITY
   3,000,000   Tax Allocation Refunding Revenue Bonds, 1993 ..........      5.500%  11/01/14    3,090,000
               EAST BAY MUNICIPAL UTILITY DISTRICT
   2,020,000   Water System Subordinated Rev. Refunding, 1996 ........      5.000%  06/01/15    1,954,350
               ELK GROVE UNIFIED SCHOOL DISTRICT
   3,000,000   Special Tax Refunding, Series 1995 ....................      6.500%  12/01/24    3,480,000
               FAIRFIELD, CITY OF
   2,000,000   Refunding Water Revenue Bonds, 1996 ...................      5.375%  04/01/17    1,985,000
               FONTANA UNIFIED SCHOOL DISTRICT
   4,240,000   Gen. Obligation Convertible Bonds, 1993 Series C ......      6.250%  05/01/12    4,573,900
               FREMONT UNIFIED SCHOOL DISTRICT
   3,000,000   General Obligation Bonds ..............................      5.250%  09/01/03    2,936,250
               FRESNO, CITY OF
   4,000,000   Sewer System Revenue Bonds ............................      5.250%  09/01/19    3,960,000
               KERN HIGH SCHOOL DISTRICT
   2,555,000   General Obligation Bonds, 1996 Series A ...............      6.600%  08/01/16    2,938,250
               LA CONVENTION & EXHIBIT CENTER
   1,300,000   Certificates of Participation 1985 ....................      9.000%  12/01/05    1,704,625
     560,000   Certificates of Participation, 1985 Series A ..........      9.000%  12/01/05      732,200
   4,500,000   Lease Revenue Bonds, 1993 Series A ....................      6.000%  08/15/10    4,966,875
               LA DEPARTMENT OF AIRPORTS, CITY OF
   2,500,000   Refunding Revenue Bonds ...............................      6.500%  05/15/04    2,806,250
               LA STATE BUILDING AUTHORITY
   3,500,000   Lease Revenue Refunding Bonds .........................      5.625%  05/01/11    3,701,250

                        CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
LONG-TERM SECURITIES (Continued)
               LA UNIFIED SCHOOL DISTRICT
  $1,625,000   General Obligation Bonds, Series A ....................      4.900%  07/01/09   $1,620,938
               LA, DEPARTMENT OF WATER AND POWER
   3,000,000   Wastewater System Revenue Bonds 1994 ..................      8.500%  06/01/04    3,686,250
               LOS ANGELES COUNTY
   2,000,000   Tax & Revenue Anticipation Notes, Series A 97-98 ......      4.500%  06/30/98    2,011,220
               LA COUNTY TRANSPORTATION COMMISSION
   4,540,000   Sales Tax Revenue Refunding Bonds, 1991 Series B ......      6.500%  07/01/10    5,141,550
               M-S-R PUBLIC POWER AGENCY
   3,500,000   San Juan Project Refunding Rev Bonds, Ser. F ..........      6.125%  07/01/13    3,854,375
               METROPOLITAN WATER DISTRICT OF SO. CA
   4,000,000   Water Revenue Bonds 1995 Series A .....................      5.750%  07/01/15    4,125,000
               NORTHERN CA, TRANSMISSION AGENCY OF
   1,000,000   CA-Oregon Transmission Project, Series 1990A ..........      7.000%  05/01/13    1,193,750
               REDEVELOPMENT AGENCY OF OAKLAND
   4,000,000   Central District Redevelopment Project Ser. 1992 ......      5.500%  02/01/14    4,115,000
               ORANGE COUNTY LOCAL TRANS. AUTHORITY
   3,000,000   Measure M Sales Tax Revenue Bonds .....................      9.500%  02/15/03    3,712,500
               PITTSBURG PUBLIC FINANCING AUTHORITY
   3,700,000   Refunding Bonds, Series A .............................      5.125%  06/01/15    3,635,250
               POMONA UNIFIED SCHOOL DISTRICT
   1,175,000   General Obligation Refunding Bonds ....................      5.700%  08/01/08    1,266,062
               PORT HUENEME, CITY OF
   2,200,000   Refunding Certificates of Participation, 1992 .........      6.000%  04/01/12    2,370,500
               RANCHO CA WATER DISTRICT FINANCE AUTH.
   3,000,000   Revenue Refunding Bonds ...............................      5.875%  11/01/10    3,202,500
               RIVERSIDE, CITY OF
   2,000,000   Sewer Revenue Refunding Bonds, Series 1993 ............      4.800%  08/01/01    2,042,500
               RIVERSIDE, CITY OF
   1,500,000   Water Revenue Bond Issue 1991 .........................      9.000%  10/01/01    1,756,875
               RIVERSIDE COUNTY TRANS. AGENCY
   2,000,000   General Obligation Refunding Bonds ....................      5.750%  06/01/09    2,167,500
               SACRAMENTO MUNICIPAL UTILITY DISTRICT
   4,000,000   Refunding Revenue Bonds Series A ......................      6.250%  08/15/10    4,510,000
               SACRAMENTO COUNTY SANITATION DISTRICT
   2,000,000   Revenue Bonds, 1995 ...................................      5.000%  12/01/15    1,907,500
               SADDLEBACK VALLEY SCHOOL DISTRICT
   1,575,000   Special Tax Revenue Bonds, 1996 Series A ..............      6.000%  09/01/16    1,691,156
               SAN BERNARDINO, COUNTY OF
   3,000,000   Certificates of Participation, Series B ...............      6.875%  08/01/24    3,630,000
               SAN DIEGO COUNTY REGIONAL TRANS. COMM.
   2,000,000   Sales Tax Revenue Bonds, Series A .....................      6.250%  04/01/03    2,177,500
               SAN FRANCISCO AIRPORT COMMISSION
   1,650,000   Intl. Airport Refunding Bonds .........................      6.300%  05/01/11    1,773,750
               SAN FRANCISCO PUB. UTILITY COMMISSION
   2,000,000   Water Revenue Bonds ...................................      5.000%  11/01/15    1,927,500
               SAN FRANCISCO BART DISTRICT
   2,950,000   Sales Tax Rev. Refunding Series 1990 ..................      6.750%  07/01/11    3,455,187
               SAN JOSE REDEVELOPMENT AGENCY
   4,000,000   Merged Area Redevelopment Project .....................      6.000%  08/01/10    4,410,000
               S. J.-SANTA CLARA CLEAN WATER FIN. AUTH.
   2,650,000   Sewer Revenue Bonds ...................................    11/15/15     5.375%   2,633,437

                        CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
LONG-TERM SECURITIES (Continued)
               SAN MATEO COUNTY REG. TRANS. DISTRICT
  $5,000,000   Sales Tax Revenue Bonds, 1993 A .......................      5.250%  06/01/19   $4,950,000
               REDEVELOPMENT AGENCY OF SANTA CLARA
   4,000,000   Bayshore North Project Tax Allocation 1992 ............      7.000%  07/01/10    4,765,000
               SOUTH COAST AIR QUALITY MGMT. DISTRICT
   2,400,000   Installment Sale Revenue Bonds, Series 1992 ...........      6.000%  08/01/11    2,634,000
               SOUTHERN CA  PUBLIC POWER AUTHORITY
   5,000,000   Multiple Project Revenue Bonds, 1989 ..................      6.750%  07/01/13    5,687,500
               SWEETWATER AUTHORITY
   3,240,000   Water Revenue Bonds, Series 1994 ......................      5.250%  04/01/10    3,325,050
               TURLOCK IRRIGATION DISTRICT
   2,000,000   Revenue Refunding Bonds, 1996 Series A ................      6.250%  01/01/12    2,225,000
               UNIVERSITY OF CALIFORNIA, REGENTS OF
   3,000,000   UCLA Central Chiller/Cogeneration Facility ............     10.000%  11/01/03    3,877,500
   2,815,000   Revenue Bonds, Housing System .........................      5.500%  11/01/09    2,924,081
                                                                                             ------------
                    Total Long-term Securities
                         (cost $184,451,661) .........................                        197,423,970
                                                                                             ------------

VARIABLE RATE DEMAND NOTES** (5.75%)
               CA HEALTH FACILITIES FINANCE AUTHORITY
   2,000,000   St. Joseph's Health Systems, Series 1991B .............      3.400%  09/02/97    2,000,000
               CA POLLUTION CONTROL FINANCE AUTHORITY
     500,000   Southern California Edison 1986A ......................      3.500%  09/02/97      500,000
               IRVINE, CITY OF
   1,700,000   Limited Obligation Improvement Bonds, Series A ........      3.400%  09/02/97    1,700,000
               IRVINE RANCH WATER DISTRICT
     100,000   Consolidated Series 1991 ..............................      3.400%  09/02/97      100,000
   3,600,000   Consolidated Series 1995 ..............................      3.400%  09/02/97    3,600,000
               NEWPORT BEACH, CITY OF
   3,400,000   Newport Beach Hoag Memorial Hospital, Series 1992 .....      3.400%  09/02/97    3,400,000
               ORANGE COUNTY WATER DISTRICT
     900,000   Variable Rate Certificates of Participation, 1990 Prj.B      3.500%  09/02/97      900,000
                    Total Variable Rate Demand Notes
                         (cost $12,200,000) ..........................                         12,200,000
                                                                                             ------------
                      Total Investments (98.79%)
                                (cost $196,651,661) (a) ..............                        209,623,970
                      Other Net Assets (1.21%)........................                          2,574,423
                                                                                             ------------
                            Net Assets (100.00%) .....................                       $212,198,393
                                                                                             ============

------------
(a) Aggregate cost for federal income tax purposes is $196,651,661. At August 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
**   Stated maturity reflects next reset date.

     Unrealized appreciation ..................               $12,992,954
     Unrealized depreciation ..................                   (20,645)
                                                              -----------
       Net unrealized appreciation ............               $12,972,309
                                                              ===========

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
LONG-TERM SECURITIES (97.22%)
               ANAHEIM , CITY OF
    $500,000   Electric Revenue Bonds ................................      5.000%  10/01/03     $516,250
               CABRILLO UNIFIED SCHOOL DISTRICT
     400,000   General Obligation Bonds, 1996 Series A ...............      4.700%  08/01/03      405,500
               CALIFORNIA EDUCATIONAL FACILITES AUTH.
     400,000   University of Santa Clara .............................      4.700%  09/01/04      406,500
               CALIFORNIA, STATE OF
     300,000   General Obligation Bonds ..............................      5.750%  10/01/05      325,500
               STATE PUBLIC WORKS BOARD
     600,000   Energy Efficiency Revenue Bonds 1995 Series A .........      5.250%  10/01/03      626,250
     640,000   Refunding Bonds, Dept. of Corrections .................      5.250%  12/01/06      670,400
     600,000   College and University Housing Revenue ................      4.900%  11/01/03      615,000
               CONTRA COSTA WATER DISTRICT
     750,000   Water Revenue Bonds, Series E .........................      5.800%  10/01/02      801,563
               CONTRA COSTA TRANSPORTATION AUTHORITY
     500,000   Sales Tax Revenue Bonds 1995 Series A .................      6.000%  03/01/03      539,375
               DELTA DIABLO SANITATION DISTRICT
     400,000   Wastewater Facilities Expansion Project ...............      6.250%  12/01/04      435,500
               DESERT SANDS UNIFIED SCHOOL DISTRICT
     500,000   Certificates of Participation, Series 1995 ............      5.300%  03/01/07      520,000
               EAST BAY CA MUNICIPAL UTILITY DISTRICT
     500,000   Water Revenue Refunding Bonds .........................      6.000%  06/01/03      540,625
               ELSINOR VALLEY CA WATER DISTRICT
     500,000   Certificates of Particpation, Series A ................      5.900%  07/01/05      543,125
               FREMONT UNIFIED SCHOOL DISTRICT
     500,000   General Obligation Bonds ..............................      4.375%  09/01/16      499,375
               LA, CITY OF
     500,000   General Obligation Bonds, 1994 Seires A ...............      5.600%  09/01/05      535,000
               LA DEPARTMENT OF AIRPORTS
     700,000   Revenue Refunding Bonds ...............................      6.500%  05/15/03      774,375
               LA UNIFIED SCHOOL DISTRICT
     400,000   General Obligation Bonds, 1997 Series A ...............      6.000%  07/01/07      439,500
     275,000   General Obligation Bonds, 1997 Series A ...............      6.000%  07/01/08      301,813
               LA, CITY OF
     500,000   Wastewater System, Series 1994-A ......................      8.500%  06/01/03      600,625
               LA COUNTY TRANS. COMMISSION
     550,000   Sales Tax Revenue Bonds ...............................      5.900%  07/01/07      605,000
               NORTHERN CA, TRANS. AGENCY OF
     700,000   California/Oregon Transmission Proj., Rev. Bonds ......      6.100%  05/01/03      759,500
               OAK PARK UNIFIED SCHOOL DISTRICT
     600,000   General Obligation, Refunding Bonds ...................      5.150%  05/01/07      618,750
               ORANGE COUNTY LOCAL TRANS. AUTHORITY
     500,000   Limited Tax Bonds, 1994 ...............................      9.500%  02/15/03      618,750
               RIO LINDA UNIFIED SCHOOL DISTRICT
     300,000   General Obligation Bonds ..............................      6.150%  08/01/03      326,250
               RIVERSIDE, CITY OF
     550,000   Sewer Revenue Refunding Bonds, Series 1993 ............      4.800%  08/01/01      561,688
               RIVERSIDE COUNTY TRANSPORTATION COMM.
     260,000   Sales Tax Revenue Bonds, 1993 Series A ................      5.500%  06/01/04      276,250
               ROCKLIN UNIFIED SCHOOL DISTRICT
     535,000   General Obligation Bonds ..............................      5.000%  09/01/04      553,725
               SACRAMENTO MUNICIPAL WATER DISTRICT
     500,000   Electric Revenue Refunding Bonds ......................      5.100%  11/15/03      518,125
               COUNTY OF SACRAMENTO PFA
     400,000   Main Detention Facility Certificates of Participation .      5.300%  06/01/04      419,000
               SAN DIEGO COUNTY REG. TRANS COMM.
     600,000   Second Senior Sales Tax Revenue Bonds .................      5.000%  04/01/03      616,500

                      CALIFORNIA INSURED INTERMEDIATE FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

      Par                                                                                        Value
     Value                                                                  Rate    Maturity    (Note 1)
     -----                                                                  ----    --------    --------
LONG-TERM SECURITIES (Continued)
               SAN DIEGO COUNTY WATER AUTHORITY
    $600,000   Water Revenue Refunding COP Series 1993A ..............      5.500%  05/01/05     $636,000
               SAN FRANCISCO, CITY & COUNTY
     500,000   Hall Improvement Project, Series A ....................      5.100%  06/15/06      518,125
     450,000   School District Facilities Improvement, Series B ......      6.500%  06/15/05      508,500
               SAN FRANCISCO AIRPORT COMMISSION
     455,000   Refunding Revenue Bonds ...............................      5.150%  05/01/03      470,356
               SAN FRANCISCO, CITY & COUNTY
     500,000   Sewer Revenue Refunding Bonds Series 1992 .............      5.500%  10/01/02      527,500
               SAN JOSE REDEVELOPMENT AGENCY
     500,000   Tax Allocation Bonds ..................................      6.000%  08/01/06      551,875
               SAN MATEO JOINT POWERS AUTHORITY
     400,000   Refunding Revenue Bonds, 1993 Series A ................      5.100%  08/01/03      412,500
               SANTA ROSA, CITY OF
     400,000   Wastewater Revenue Refunding Bonds, Series A ..........      5.125%  09/01/05      413,000
               SIGNAL HILL REDEVELOPMENT AGENCY
     500,000   Signal Hill Project No. 1, 1993 .......................      5.200%  10/01/03      521,875
               SOUTHERN CA PUBLIC POWER AUTHORITY
     500,000   Transmission Project Revenue Bonds, Series A ..........      6.000%  07/01/04      544,375
               SOUTH COUNTY REGIONAL WASTEWATER
     390,000   Revenue Bonds, Gilroy Series 1992A ....................      5.900%  08/01/06      418,762
               UNIVERSITY OF CALIFORNIA, REGENTS OF
     650,000   Housing System Revenue Bonds ..........................      5.000%  11/01/02      670,312
     500,000   Multi-purpose Projects, Series C ......................     10.000%  09/01/02      626,250
               VISALIA, CITY OF
     500,000   Wastewater System Revenue Bonds .......................      5.900%  12/01/05      546,875
               WISEBURN SCHOOL DISTRICT
     325,000   General Obligation Bonds, 1997 Series A ...............      6.875%  08/01/05      374,968
                                                                                             ------------
                    Total Long-term Securities
                         (cost $22,996,376) ..........................                         23,711,090
                                                                                             ------------

VARIABLE RATE DEMAND NOTES** (1.23%)
               IRVINE RANCH WATER DISTRICT
     100,000   Consolidated Series, 1985B ............................      3.400%  09/02/97      100,000
               NEWPORT BEACH, CITY OF
     200,000   Newport Beach Hoag Memorial Hos., Series 1996 .........      3.400%  09/02/97      200,000
                    Total Variable Rate Demand Notes                                         ------------
                         (cost $300,000) .............................                            300,000
                                                                                             ------------
                         Total Investments (98.45%)
                             (cost $23,296,376) (a) ..................                         24,011,087
                         Other Net Assets (1.55%)  ...................                            378,667
                                                                                             ------------
                             Net Assets (100.00%) ....................                       $ 24,389,754
                                                                                             ============

------------
**  Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $23,296,376. At August 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Unrealized appreciation ..................                 $  721,345
     Unrealized depreciation ..................                     (6,634)
                                                                ----------
     Net unrealized appreciation ..............                 $  714,711
                                                                ==========

                 See accompanying notes to financial statements

                        U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

      Par                                       Value
     Value                 Rate                Maturity               (Note 1)
     -----                 ----                --------               --------
Government National Mortgage Association (49.82%)
$    959,045              6.500%               05/15/11            $    952,657
   1,877,800              6.500%               03/15/26               1,815,514
     938,535              6.500%               01/15/26                 907,404
     953,780              6.500%               03/15/11                 947,428
     989,539              6.500%               03/15/26                 956,716
     970,726              6.500%               05/15/11                 964,261
     975,613              6.500%               04/15/26                 943,251
     975,895              6.500%               04/15/26                 943,524
     851,705              7.000%               04/15/24                 846,186
     943,892              7.000%               03/15/26                 933,274
   1,897,739              7.000%               01/15/26               1,876,389
     940,985              7.000%               04/15/26                 931,735
     952,484              7.000%               05/15/26                 943,121
   1,052,760              7.000%               10/15/11               1,063,003
     409,429              9.000%               10/15/18                 434,763
      45,326             10.000%               10/15/10                  49,179
       7,757             10.000%               07/15/13                   8,416
      40,297             10.000%               09/15/18                  44,176
      20,816             11.250%               07/15/13                  23,054
                                                                    -----------
  Total Government National Mortgage Association (cost $15,331,633)  15,584,051
                                                                    -----------

United States Treasury Bonds (23.27%)
   2,150,000              7.875%               02/15/21               2,446,971
   2,000,000              8.125%               02/15/21               2,335,626
   2,000,000              8.875%               02/15/19               2,494,376
                                                                    -----------
  Total United States Treasury Bonds (cost $7,449,134)............    7,276,973
                                                                    -----------

United States Treasury Notes (17.93%)
     400,000              5.875%               11/30/01                 395,125
   2,000,000              6.250%               02/15/07               1,980,625
   2,100,000              6.500%               10/15/06               2,113,782
   1,100,000              6.625%               04/30/02               1,117,188
                                                                    -----------
  Total United States Treasury Notes (cost $5,612,243) ...........    5,606,720
                                                                    -----------

United States Treasury Bills (1.90%)
     400,000              5.220%               11/13/97                 395,843
     200,000              5.570%               09/18/97                 199,502
                                                                    -----------
  Total United States Treasury Bills (cost $595,345)..............      595,345
                                                                    -----------

United States Treasury Strips (6.39%)
   4,000,000              0.00%                05/15/08               1,999,336
                                                                    -----------
  Total United States Treasury Strips (cost $2,069,506) ..........    1,999,336
                                                                    -----------

  Total Investments (cost $31,057,861) (a) (99.31%) ..............   31,062,425
  Other Net Assets (0.69%)........................................      214,362
                                                                    -----------
      Net Assets (100.00%)........................................  $31,276,787
                                                                    ===========

------------
(a) Aggregate cost for federal income tax purposes is $31,057,861. At August 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Unrealized appreciation ..................                  $354,437
     Unrealized depreciation ..................                  (349,873)
                                                                ---------
       Net unrealized appreciation.............                  $  4,564
                                                                =========

                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

      Par                                       Value
     Value                 Rate                Maturity               (Note 1)
     -----                 ----                --------               --------
United States Treasury Bills (99.99%)
$ 19,200,000              5.380%               09/04/97            $ 19,191,627
  18,000,000              5.290%               09/11/97              17,973,967
  25,750,000              5.570%               09/18/97              25,685,541
  10,500,000              5.030%               10/02/97              10,005,994
  15,700,000              5.390%               10/09/97              15,614,635
   3,000,000              5.020%               10/16/97               2,981,175
   3,000,000              5.060%               11/06/97               2,972,170
   3,500,000              5.220%               11/13/97               3,462,616
     100,000              5.388%               11/20/97                  98,884
   3,300,000              5.180%               12/04/97               3,255,867
   3,300,000              5.140%               12/11/97               3,252,690
                                                                   ------------

     Total Investments (cost $104,495,166) (a)(99.99%) ...........  104,495,166
     Other Net Assets (0.01%).....................................       13,810
                                                                   ------------
       Net Assets (100.00%) ...................................... $104,508,976
                                                                   ============

------------
(a)  Cost for federal income tax purposes is $ 104,495,166.

                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
COMMON STOCK (85.26%)

Capital Goods (5.07%)
Production (1.30%)
     250    Briggs & Stratton ................................        $   12,078
   3,360    Caterpillar Inc. .................................           195,090
     350    Cincinnati Milacron Inc. .........................             9,013
     940    Cooper Industries ................................            50,114
   2,240    Deere & Co. ......................................           125,440
   1,100    Dover Co. ........................................            75,969
     300    FMC Corp.* .......................................            24,919
     350    Foster Wheeler Corp. .............................            15,991
   2,120    Illinois Tool Works ..............................           102,555
     950    Ingersol Rand Co. ................................            57,119
   1,000    Pall Corp. .......................................            23,688
     640    Parker Hannifin ..................................            41,160
     390    Raychem ..........................................            36,294
     540    Timken Co. .......................................            20,216
   5,560    Westinghouse Electric ............................           143,170
                                                                      ----------
                                                                         932,816
                                                                      ----------
Machinery (Agriculture & Construction) (.06%)
     630    Case Equipment ...................................            42,249
                                                                      ----------
Machinery (Industrial) (0..09%)
     410    Harnischfeger ....................................            16,451
   1,187    Thermo Electron Corp.* ...........................            47,777
                                                                      ----------
                                                                          64,228
                                                                      ----------
Pollution Control (0.28%)
   1,850    Browning Ferris ..................................            64,634
   4,270    Waste Management Inc. ............................           136,640
                                                                      ----------
                                                                         201,274
                                                                      ----------
Electrical Equipment (2.98%)
   1,908    AMP Inc. .........................................            95,400
   3,900    Emerson Electric Co. .............................           213,281
  28,680    General Electric .................................         1,792,500
     440    Grainger WW Inc. .................................            39,078
                                                                      ----------
                                                                       2,140,259
                                                                      ----------
Transportation Equipment (0.04%)
     340    Cummins Engine ...................................            26,159
                                                                      ----------
Conglomerate (0.32%)
   1,480    Tenneco, Inc. ....................................            71,873
   2,120    Tyco international, LTD ..........................           166,287
                                                                      ----------
                                                                         238,160
                                                                      ----------

            Total Capital Goods ..............................         3,645,145
                                                                      ----------
Consumer Cyclical (6.75%)
Housing (0.09%)
   1,703    Costco Companies Inc.* ...........................            61,414
     340    Kaufman & Broad Corp. ............................             6,800
                                                                      ----------
                                                                          68,214
                                                                      ----------
Building Material (0.05%)
     720    Johnson Controls .................................            34,335
                                                                      ----------
Auto & Truck (1.92%)
     250    Aeroquip-Vickers, Inc. ...........................            13,969
   6,330    Chrysler .........................................           222,341
     880    Dana .............................................            40,535
     670    Eaton Corp. ......................................            60,342
     500    Echlin Corp. .....................................            18,531
  10,270    Ford Motor Co. ...................................           441,610
   6,570    General Motors Corp. .............................           412,268
   1,575    Genuine Parts Co. ................................            48,628
   1,020    ITT Industries ...................................            32,130
     670    Paccar Inc. ......................................            31,741
   1,120    TRW Inc. .........................................            58,380
                                                                      ----------
                                                                       1,380,475
                                                                      ----------
Auto Part (0.05%)
   1,200    Autozone, Inc.* ..................................            33,900
                                                                      ----------
Tire & Rubber (0.17%)
     730    Cooper Tire and Rubber Co. .......................            18,341
     470    Goodrich, B.F. Co. ...............................            19,799
   1,350    Goodyear Tire & Rubber ...........................            83,194
                                                                      ----------
                                                                         121,334
                                                                      ----------
Appliance (0.21%)
     360    Armstrong World Ind. .............................            24,638
   1,180    Black and Decker .................................            45,209
     880    Maytag Corp. .....................................            24,145
     530    Snap-On Inc. .....................................            22,260
     650    Whirlpool Corp. ..................................            37,213
                                                                      ----------
                                                                         153,465
                                                                      ----------
Household Products (0.11%)
   1,804    Federated Dept. Stores* ..........................            75,768
                                                                      ----------
Textile & Apparel (0.46%)
   1,406    CVS Corp. ........................................            79,263
     640    Liz Claiborne Inc. ...............................            28,520
   2,490    Nike Class B .....................................           132,904
     500    Reebok International Ltd. ........................            21,969
     330    Russell Co. ......................................             9,405
     180    Spring Industries ................................             8,460
     550    VF Corp. .........................................            48,606
                                                                      ----------
                                                                         329,127
                                                                      ----------
Retail-General (3.53%)
     650    American Greetings Corp. .........................            22,588
   2,940    American Stores Co. ..............................            69,641
     800    Charming Stores Inc.* ............................             4,825
     850    Circuit City Stores ..............................            30,281
   1,880    Dayton Hudson Corp. ..............................           107,160
     990    Dillard Dept. Stores Class A .....................            39,600
   2,490    Gap Inc. .........................................           110,649
     520    Giant Foods ......................................            16,900
     330    Great Atlantic & Pacific .........................             8,271
   6,244    Home Depot .......................................           294,662
     340    Jostens ..........................................             8,203
   2,540    Kroger* ..........................................            76,518
   1,500    Lowes Cos. .......................................            51,844
   2,170    May Dept. Stores .................................           116,773
     300    Mercantile Stores Co. ............................            18,731
     710    Nordstrom Inc. ...................................            41,535
   2,230    Penney, JC Co. ...................................           133,800
     540    Pep Boys-Manny, Mo, Jack .........................            14,310
   1,060    Rite Aid Corp. ...................................            53,066
   3,400    Sears Robuck & Co. ...............................           192,950
     590    Supervalu Inc. ...................................            23,158
     520    Tandy Corp. ......................................            34,515
   2,355    The Limited Ltd. .................................            53,576

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Retail-General (Continued)
   1,260    TJX Cos, Inc. ....................................        $   34,650
   2,380    Toys R Us, Inc.* .................................            82,259
  19,920    Wal-Mart Stores Inc. .............................           707,160
   4,280    Walgreen Co. .....................................           115,293
   1,320    Winn-Dixie Stores Inc. ...........................            44,468
   1,160    Woolworth Corp.* .................................            25,955
                                                                      ----------
                                                                       2,533,341
                                                                      ----------
Lodging (0.16%)
   1,416    HFS, Inc.* .......................................            78,853
   1,460    Mirage Resorts Inc.* .............................            39,146
                                                                      ----------
                                                                         117,999
                                                                      ----------

            Total Consumer Cyclical ..........................         4,847,958
                                                                      ----------
Consumer Non-Durable (22.70%)
Health Care (0.66%)
     490    Bausch & Lomb Inc. ...............................            20,121
     800    Beverly Enterprises* .............................            13,050
   1,000    Biomet Inc. ......................................            20,750
   2,000    Corning Corp. ....................................           105,750
     550    Manor Care .......................................            16,981
   2,360    Warner-Lambert Co. ...............................           299,868
                                                                      ----------
                                                                         476,520
                                                                      ----------
Consumer Product (0.19%)
   1,480    Cognizant Corp. ..................................            62,160
   1,380    Newell Co. .......................................            54,338
     540    Tupperware Corp. .................................            18,124
                                                                      ----------
                                                                         134,622
                                                                      ----------
Food, Beverage & Tobacco (6.11%)
   4,975    Archer-Daniels-MidLand Co. .......................           107,582
   4,070    Campbell Soup ....................................           188,746
  21,660    Coca-Cola ........................................         1,241,389
   2,110    Conagra Inc. .....................................           135,699
   1,260    CPC International ................................           112,298
   1,370    Darden Restaurants ...............................            13,786
     330    Fleming Cos., Inc. ...............................             6,229
   1,480    Fortune Brands, Inc. .............................            50,875
   1,380    General Mills ....................................            88,493
   3,210    H J Heinz Co. ....................................           133,616
   1,340    Hershey Foods ....................................            71,523
   3,680    Kellogg Co. ......................................           164,680
   1,000    Loews Corp. ......................................           101,938
  13,610    Pepsi Co. ........................................           489,960
  21,330    Philip Morris Co., Inc. ..........................           930,521
     820    Pioneer Hi-Bred Int. .............................            70,264
   1,180    Quaker Oats ......................................            55,460
     920    Ralston-Ralston Purina Grp. ......................            82,800
   4,220    Sara Lee Corp. ...................................           169,855
   1,580    Sysco Corp. ......................................            56,090
   1,630    UST Inc. .........................................            47,066
   1,010    Wrigley Wm Jr. ...................................            73,225
                                                                      ----------
                                                                       4,392,095
                                                                      ----------
Retail-Food & Drugs (0.20%)
   2,190    Albertson's Inc. .................................            75,281
   4,220    K Mart * .........................................            58,553
     340    Longs Drug Stores ................................             8,606
                                                                      ----------
                                                                         142,440
                                                                      ----------
Communications & Media (1.33%)
     780    Andrew Corp.* ....................................            19,403
     800    Clear Channel Comm.* .............................            54,350
   2,686    Comcast Corp CLA Spec. ...........................            62,953
     400    Comcast Corp CLA .................................             9,300
     840    Dow Jones & Co. ..................................            35,963
   1,220    Gannett Co., Inc. ................................           118,874
     630    Harcourt General Inc. ............................            29,964
   1,665    Interpublic Group Cos. Inc. ......................            81,169
     830    Knight Ridder Inc. ...............................            42,019
     850    New York Times Class A ...........................            40,163
   5,670    TeleCommunications Inc.A* ........................            99,225
   4,942    Time Warner Inc. .................................           254,513
     900    Times Mirror Co. A-New ...........................            45,619
   1,300    Tribune Co. ......................................            64,269
                                                                      ----------
                                                                         957,784
                                                                      ----------
Entertainment & Leisure (0.78%)
     850    Brunswick Corp. ..................................            25,925
   1,125    Hasbro, Inc. .....................................            30,234
     330    King World Productions, Inc. .....................            13,118
   2,562    Mattel CS ........................................            85,667
   6,070    McDonalds Corp. ..................................           287,187
      64    Viacom Inc. Cl A* ................................             1,888
   3,034    Viacom Inc. Cl B* ................................            89,882
   1,120    Wendys International .............................            26,950
                                                                      ----------
                                                                         560,851
                                                                      ----------
Apparel (0.03%)
     660    Fruit of the Loom* ...............................            17,655
     430    Stride Rite Corp. ................................             5,106
                                                                      ----------
                                                                          22,761
                                                                      ----------
Drugs (7.38%)
   6,780    Abbott Labs ......................................           406,376
     570    Allergan .........................................            18,454
     730    Alza Corp. Class A* ..............................            21,170
   5,530    Amer Home Products Corp. .........................           398,160
     490    Bard C.R. Inc. ...................................            16,905
   2,370    Baxter International, Inc. .......................           126,054
   1,260    Becton Dickinson Co. .............................            60,401
   8,720    Bristol-Meyer/Squibb .............................           662,720
     600    Guidant Corp. ....................................            52,688
   1,410    Humana Inc.* .....................................            33,223
  11,580    Johnson & Johnson ................................           656,441
   4,750    Lilly, Eli & Co. .................................           496,969
   2,080    Medtronic Inc. ...................................           187,980
  10,570    Merck & Co. ......................................           970,458
  11,160    Pfizer, Inc. .....................................           617,985
   4,420    Pharmacia & Upjohn, Inc. .........................           150,556
   6,420    Schering Plough Corp. ............................           308,160
   1,170    St. Jude Medical * ...............................            44,533
   2,587    Tenet Healthcare Corp.* ..........................            70,496
                                                                      ----------
                                                                       5,299,729
                                                                      ----------
Hospital Supply & Service (0.02%)
     540    US Surgical Corp. ................................            17,786
                                                                      ----------
Cosmetic & Soap (2.17%)
    480     Alberto-Culver Co. Cl B ..........................            14,010
  1,160     Avon Products, Inc. ..............................            74,313
    450     Clorox ...........................................            59,063
  2,560     Colgate Palmolive Co. ............................           160,640
  4,900     Gillette Co. .....................................           405,781
    960     Int'l Flavors & Fragrance ........................            49,080
  5,960     Proctor & Gamble .................................           793,052
                                                                      ----------
                                                                       1,555,939
                                                                      ----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
COMMON STOCK (85.26%)
Liquor (0.52%)
  4,310     Anheuser-Busch Cos., Inc. ........................          $183,714
    600     Brown Foreman Cl. B ..............................            28,950
  1,310     Coors (Adolph) ...................................            48,306
  3,250     Seagrams LTD .....................................           113,547
                                                                      ----------
                                                                         374,517
                                                                      ----------
Travel & Recreation (0.97%)
  3,415     CUC International, Inc.* .........................            80,253
    300     Fleetwood Enterprises ............................             9,338
    890     Harrahs Entertainment, Inc.* .....................            19,969
  2,100     Hilton Hotels Corp. ..............................            64,444
  1,110     Marriot Intl. ....................................            73,884
  5,894     Walt Disney Co. ..................................           452,733
                                                                      ----------
                                                                         700,621
                                                                      ----------
Printing & Publishing (0.16%)
  1,330     Donnelley, RR & Sons .............................            51,787
    860     McGraw Hill Cos., Inc. ...........................            52,729
    400     Meredith Corporation .............................            12,000
                                                                      ----------
                                                                         116,516
                                                                      ----------
Business Service (1.39%)
    400     Autodesk Inc. ....................................            17,500
  2,520     Automatic Data Proc., Inc. .......................           114,818
    590     Ceridian Corporation.* ...........................            20,392
  5,840     Cisco Systems Inc.* ..............................           440,190
  3,160     Computer Associates ..............................           211,325
    650     Computer Sciences* ...............................            48,344
    860     Deluxe Corp. .....................................            28,326
  1,480     Dunn & Bradstreet ................................            41,440
    900     H&R Block ........................................            35,325
    270     Harland, John H Co. ..............................             5,349
    870     Moore Corp. ......................................            17,237
    410     National Service Inds. ...........................            18,143
                                                                      ----------
                                                                         998,389
                                                                      ----------
Office Products (0.07%)
  1,140     Avery Dennisson Co. ..............................            46,811
                                                                      ----------
Health Care Service (0.72%)
  1,697     Boston Scientific* ...............................           119,639
    950     Cardinal Health, Inc. ............................            62,938
  5,830     Columbia/HCA Hthcare Corp. .......................           184,009
  2,786     Healthsouth Corp.* ...............................            69,476
  1,600     United Healthcare Corp. ..........................            77,800
                                                                       ---------
                                                                         513,862
                                                                      ----------

            Total Consumer Non-Durable .......................        16,311,243
                                                                      ----------
Banking & Financial Service (13.62%)
Bank & Bank Holding Cos. (6.73%)
  5,050     Banc One Corp. ...................................           270,806
  3,350     Bank of New York .................................           149,494
  6,260     BankAmerica ......................................           411,986
  1,320     BankBoston Corp. .................................           109,725
    700     Bankers Trust New York ...........................            72,625
  1,680     Barnett Bank Inc. ................................           114,450
  3,788     Chase Manhattan Corp. ............................           421,178
  4,172     Citicorp .........................................           532,452
  1,000     Comerica .........................................            70,813
  1,930     Corestates Financial .............................           118,695
  1,380     Fifth Third Bancorp ..............................            80,730
  2,748     First Chicago NBD Corp. ..........................           197,169
  4,800     First Union Corp. ................................           230,700
  2,285     Fleet Financial Group, Inc. ......................           147,240
  1,230     Huntington Bancshares ............................            39,821
  2,260     Mellon Bank ......................................           108,763
  1,620     Morgan, J.P. & Co., Inc. .........................           173,745
  6,660     Nations Bank Corp. ...............................           395,438
  3,220     Norwest Corp. ....................................           184,949
  2,960     PNC Financial Corp. ..............................           128,020
    480     Republic New York Corp. ..........................            51,390
  1,700     State Street Corp. ...............................            84,788
  1,940     Sun Trust Banks, Inc. ............................           121,250
  2,206     U.S. Bancorp .....................................           193,207
  1,450     Wachovia Corp. ...................................            90,263
  2,171     Washington Mutual ................................           129,989
    813     Wells Fargo & Co. ................................           206,705
                                                                      ----------
                                                                       4,836,391
                                                                      ----------
Savings & Loan (0.34%)
  6,200     Freddie Mac ......................................           201,888
    500     Golden West Financial ............................            41,156
                                                                      ----------
                                                                         243,044
                                                                      ----------
Finance Company (1.68%)
  1,300     Ahmanson, HF & Co. ...............................            65,975
  4,120     American Express Co. .............................           320,330
    470     Beneficial Corp. .................................            33,634
    800     Household International ..........................            88,750
  2,940     Merrill Lynch ....................................           180,810
  1,930     National City Corp. ..............................           109,045
    910     Salomon Inc. .....................................            54,486
  5,563     Travelers Group, Inc. ............................           353,250
                                                                      ----------
                                                                       1,206,280
                                                                      ----------
Insurance (3.46%)
  1,304     Aetna Life & Cas. Co. ............................           124,450
  3,867     Allstate Corp. ...................................           282,533
  2,112     American General Corp. ...........................           101,772
  6,462     American Intl. Group .............................           609,851
  1,410     AON Corporation ..................................            71,822
  1,510     Chubb Group ......................................           100,981
    660     Cigna Corp C .....................................           121,028
    720     General RE Corp. .................................           139,590
  1,020     Hartford Group ...................................            81,345
    620     Jefferson Pilot ..................................            43,129
  2,003     Keycorp New ......................................           121,432
    910     Lincoln National Corp. ...........................            60,913
  1,260     Marsh & McClennan Co. ............................            85,995
    370     MBIA, Inc. .......................................            41,903
  1,000     MGIC Investment ..................................            50,313
    600     Progressive Corp. ................................            59,400
    810     Providian Corp. ..................................            30,173
  1,100     Safeco Corp. .....................................            54,038
    730     St. Paul Companies ...............................            53,564
  1,400     Sunamerica .......................................            75,425
  1,240     Torchmark Corp. ..................................            46,733
    570     TransAmerica Corp. ...............................            56,181
  1,280     Unum Corp. .......................................            52,800
  1,020     USF&G ............................................            22,376
                                                                      ----------
                                                                       2,487,747
                                                                      ----------
Financial Services (1.41%)
  1,400     Charles Schwab Corp. .............................            59,413
  1,500     Conseco, Inc. ....................................            64,500

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Financial Services (continued)
    870     Countrywide Credit Ind Inc. ......................          $ 29,308
  1,200     Equifax ..........................................            35,325
  9,490     Fed Natl. Mtge. Assn. ............................           417,560
  1,190     Green Tree Financial Corp. .......................            52,286
  2,902     MBNA Corporation .................................           111,546
  5,038     Morgan Stanley Group .............................           242,454
                                                                      ----------
                                                                       1,012,392
                                                                      ----------

            Total Banking & Financial Services ...............         9,785,854
                                                                      ----------

Utility (7.14%)
Electric(0.80%)
  1,374     Cinergy Corp. ....................................            45,428
  2,040     Consolidated Edison ..............................            62,475
  3,128     Duke Power .......................................           151,512
  3,810     Edison International .............................            91,916
  1,375     GPU, Inc. ........................................            46,234
  2,560     Pacificorp .......................................            53,120
    300     Peoples Energy Corp. .............................            11,306
  2,085     Texas Utilities ..................................            72,714
  1,080     Union Electric Co. ...............................            40,163
                                                                      ----------
                                                                         574,868
                                                                      ----------
Telephone(4.83%)
  1,650     Alltell Corp. ....................................            52,181
 14,010     AT&T .............................................           546,390
  4,770     Ameritech Corp. ..................................           299,019
  6,726     Bell Atlantic ....................................           486,800
  8,630     Bell South Corp. .................................           379,720
  1,010     DSC Comm. Corp.* .................................            29,416
  1,370     Frontier Corp. ...................................            30,226
  8,410     GTE Corp. ........................................           374,771
  5,970     MCI Communications ...............................           170,145
  8,010     SBC Communications ...............................           435,544
  3,740     Sprint Corporation Com. ..........................           175,780
  4,150     US West, Inc. ....................................           148,622
  5,426     US West Media Group, Inc.* .......................           108,520
  7,672     Worldcom, Inc.* ..................................           229,681
                                                                      ----------
                                                                       3,466,815
                                                                      ----------
Energy (1.51%)
  1,630     American Elect. Pwr. Co. .........................            71,211
  1,280     Baltimore Gas & Electric .........................            34,560
  1,310     Carolina Power & Light ...........................            44,213
  1,830     Central & S/W Corp. ..............................            37,858
    920     Coastal Corp. ....................................            53,130
    820     Consolidated Natural Gas .........................            48,431
  1,550     Dominion Resources ...............................            55,800
  1,310     DTE Energy Co. ...................................            38,809
  1,980     Entergy Corp. New ................................            49,129
  1,590     FPL Group, Inc. ..................................            73,935
  3,392     Houston Industries ...............................            68,688
  1,360     Niagara Mohawk Power* ............................            12,155
    430     Nicor ............................................            15,614
    920     Northern States Power ............................            44,275
  1,330     Ohio Edison ......................................            29,260
    740     Pacific Enterprises ..............................            24,374
  1,930     PECO Energy Co. ..................................            45,958
  3,610     PG&E .............................................            83,707
  2,120     Public Services Enterprises ......................            52,603
    750     Sonat Inc. .......................................            37,359
  5,850     Southern Co. .....................................           123,216
  1,870     Unicom Corp. .....................................            44,179
                                                                      ----------
                                                                       1,088,464
                                                                      ----------

            Total Utilities ..................................         5,130,147
                                                                      ----------

Service(0.23%)
Distributor (0.04%)
  1,130     IKON Office Solution .............................            29,380
                                                                      ----------
Consumer (0.09%)
  2,050     Service Corp. International ......................            65,600
                                                                      ----------
Environmental Services (0.06%)
  2,720     Laidlaw ..........................................            39,780
                                                                      ----------
Miscellaneous (0.04%)
  1,400     PP&L Resources, Inc. .............................            30,712
                                                                      ----------

            Total Service ....................................           165,472
                                                                      ----------

Transportation (1.13%)
Air Transportation (0.37%)
    790     AMR Corp.* .......................................            79,593
    650     Delta Airlines ...................................            56,225
  1,080     Federal Express* .................................            71,753
  1,260     Southwest Airlines Co. ...........................            35,280
    690     US Air Group, Inc.* ..............................            23,546
                                                                      ----------
                                                                         266,397
                                                                      ----------
Railroad (0.69%)
  1,325     Burlington No./Santa Fe ..........................           121,486
  1,840     CSX Corp. ........................................           105,225
  1,090     Norfolk Southern Co. .............................           106,820
  2,120     Union Pacific Corp. ..............................           137,668
    910     Whitman Corp. ....................................            22,295
                                                                      ----------
                                                                         493,494
                                                                      ----------
Trucking (0.07%)
    300     Caliber System, Inc. .............................            12,525
    570     Navistar Intl.* ..................................            14,143
    710     Ryder System .....................................            25,338
                                                                      ----------
                                                                          52,006
                                                                      ----------

            Total Transportation .............................           811,897
                                                                      ----------

Manufacturing (7.71%)
Consumer Durable (0.35%)
    680     Eastman Chemical Co. .............................            40,672
  2,930     Eastman Kodak ....................................           191,549
    400     Polaroid Corp. ...................................            21,125
                                                                      ----------
                                                                         253,346
                                                                      ----------
Building & Housing (0.26%)
    250     Centex Corp. .....................................            13,594
    310     Crane Co. ........................................            13,679
    730     Fluor Corp. ......................................            40,971
  1,400     Masco Co. ........................................            62,213
    450     Owens Corning ....................................            18,253
    210     Pulte Corp. ......................................             7,691
    770     Stanley Works ....................................            32,773
                                                                      ----------
                                                                         189,174
                                                                      ----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Chemical (2.55%)
    970     Air Products & Chem. Inc. ........................         $  79,116
  2,130     Dow Chemical .....................................           188,505
  9,740     Dupont De Nemours & Co. ..........................           606,924
    560     Ecolab, Inc. .....................................            25,235
    770     Grace WR & Co. ...................................            52,986
    550     Great Lakes Chemical .............................            25,575
    930     Hercules .........................................            48,069
    870     Millipore Corp. ..................................            43,065
  5,090     Monsanto Co. .....................................           223,642
  1,320     Morton Intl. Co. .................................            43,890
    580     Nalco Chemical ...................................            23,200
  1,620     PPG Industries ...................................           102,060
  1,350     Praxair, Inc. ....................................            72,141
    640     Rohm & Haas Co. ..................................            61,320
  1,300     Rubbermaid Inc. ..................................            32,500
    510     Safety Kleen .....................................            10,296
  1,500     Sherwin Williams .................................            41,156
    860     Sigma-Aldrich Corp. ..............................            28,058
  1,130     Union Carbide Corp. ..............................            57,983
  1,362     Williams Cos. ....................................            63,418
                                                                      ----------
                                                                       1,829,139
                                                                      ----------
Diversified (0.48%)
  1,020     ITT Corp.* .......................................            64,069
  1,390     Unilever (NY Shares) .............................           279,738
                                                                      ----------
                                                                         343,807
                                                                      ----------
Capital Good (0.02%)
    440     Keystone Intermational Inc. ......................            16,583
                                                                      ----------
Paper & Forest Products (1.22%)
    420     Boise Cascade ....................................            16,616
    830     Champion Intl. ...................................            49,126
  1,640     Fort James Corp. .................................            68,880
    790     Georgia Pacific Co. ..............................            72,088
  2,609     International Paper ..............................           137,625
  4,892     Kimberly Clark ...................................           232,064
    940     Louisiana-Pacific Co. ............................            20,798
    450     Mead Corp. .......................................            31,922
    250     Potlatch Corp. ...................................            11,672
    480     Temple Inland ....................................            30,960
    600     Union Camp Co. ...................................            35,588
    880     Westvaco Corp. ...................................            29,810
  1,720     Weyerhaeuser Co. .................................            99,330
    480     Willamette Inds. .................................            38,280
                                                                      ----------
                                                                         874,759
                                                                      ----------
Metal & Mineral (0.35%)
  1,982     Allegheny Teledyne, Inc. .........................            61,194
    800     Armco Inc.* ......................................             4,750
    960     Bethlehem Steel* .................................            11,520
    420     Inland Steel Inds. ...............................             8,846
    760     Nucor Corp. ......................................            43,083
  2,500     USX-Marathon .....................................            81,406
    730     USX-US Steel .....................................            25,641
    790     Worthington Inds., Inc. ..........................            14,664
                                                                      ----------
                                                                         251,104
                                                                      ----------
Container(0.20%)
    260     Ball Corp. .......................................             8,548
    460     Bemis Co. ........................................            20,211
  1,110     Crown Cork & Seal ................................            56,471
  1,250     Owens-Illinois, Inc.* ............................            43,516
    860     Stone Container Corp. ............................            14,835
                                                                      ----------
                                                                         143,581
                                                                      ----------
Computer (0.69%)
    550     Data General* ....................................            19,766
  3,124     Dell Computer* ...................................           256,363
  2,010     EMC Corp.* .......................................           103,138
  1,930     Seagate Technology* ..............................            73,702
  1,502     Silicon Graphics, Inc.* ..........................            41,211
                                                                      ----------
                                                                         494,180
                                                                      ----------
Non Ferrous Metal (0.59%)
  1,960     Alcan Aluminum Ltd. ..............................            68,478
  1,510     Aluminum Co. of Amer. ............................           124,198
    370     Asarco, Inc. .....................................            11,378
  1,250     Englehard Corp. ..................................            26,094
  1,465     Inco Ltd. ........................................            39,647
  1,409     Newmont Mining Co. ...............................            59,618
    570     Phelps Dodge .....................................            45,849
    640     Reynolds Metals ..................................            45,240
                                                                      ----------
                                                                         420,502
Gold and Precious Metal (0.29%)
  3,103     Barrick Gold Corp. ...............................            70,593
  1,950     Battle Mountain Gold Co. .........................            11,091
    810     Cypress Amax Mineral Co. .........................            20,453
  1,210     Echo Bay Mines Ltd. ..............................             6,126
  1,700     Freeport McMoran Cop.-B ..........................            47,600
  1,270     Homestake Mining Co. .............................            17,780
  2,080     Placer Dome, Inc. ................................            34,580
                                                                      ----------
                                                                         208,223
                                                                      ----------
Miscellaneous (0.71%)
  3,640     3M Co. ...........................................           327,145
  1,560     Applied Materials, Inc.* .........................           147,225
    870     Mallinckrodt Group, Inc. .........................            31,646
    100     Nacco Industries Class A .........................             8,625
                                                                      ----------
                                                                         514,641
                                                                      ----------

            Total Manufacturing ..............................         5,539,039
                                                                      ----------

Technology (13.18%)
Office Equipment (0.04%)
  3,070     Novell* ..........................................            28,781
                                                                      ----------
Electronic (3.97%)
    410     EG&G .............................................             8,713
    430     General Signal Co. ...............................            18,651
    340     Harris Corp. .....................................            29,623
  9,178     Hewlett-Packard Co. ..............................           562,726
 14,280     Intel Corp. ......................................         1,315,545
  5,150     Motorola, Inc. ...................................           377,881
  1,200     National Semiconductor* ..........................            41,100
  2,240     Northern Telecom .................................           222,040
    380     Perkin-Elmer Corp. ...............................            28,120
    450     Tektronix, Inc. ..................................            25,003
  1,650     Texas Instruments ................................           187,481
    600     Thomas & Betts Co. ...............................            33,600
                                                                      ----------
                                                                       2,850,483
                                                                      ----------
Bio-Technology (0.16%)
  2,300     Amgen* ...........................................           113,994
                                                                      ----------
Software (2.13%)
    600     Adobe Systems Inc. ...............................            23,625
  1,638     Bay Networks* ....................................            57,944
 10,540     Microsoft Corp.* .................................         1,393,256

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Software (continued)
  1,200     Parametric Tech Co.* .............................         $  55,725
                                                                      ----------
                                                                       1,530,550
                                                                      ----------
Business-Machines & Software (3.20%)
  1,050     Amdahl Corp.* ....................................            12,928
  1,080     Apple Computer, Inc.* ............................            23,490
      1     Commscope Inc.* ..................................                12
  5,850     Compaq Computers* ................................           383,175
  1,350     Digital Equipment* ...............................            58,050
  1,100     Honeywell ........................................            76,038
  8,735     IBM ..............................................           881,143
  1,190     Nextlevel Systems Inc.* ..........................            23,874
  8,520     Oracle Systems* ..................................           324,825
  1,300     Pitney Bowes Systems .............................            99,288
  3,200     Sun Microsystems* ................................           153,600
  1,020     Tandem Computer, Inc.* ...........................            34,680
  1,510     Unisys Corp.* ....................................            17,082
  2,820     Xerox Corp. ......................................           212,910
                                                                      ----------
                                                                       2,301,095
                                                                      ----------
Business Service (0.24%)
  3,894     First Data .......................................           159,897
    200     Shared Medical Systems ...........................             9,800
                                                                      ----------
                                                                         169,697
                                                                      ----------
Semi Conductor (0.23%)
  1,170     Advanced Micro Devices* ..........................            43,802
  1,320     LSI Logic Corp.* .................................            42,488
  1,810     Micron Technology, Inc. ..........................            80,658
                                                                      ----------
                                                                         166,948
                                                                      ----------
Telecommunications (1.01%)
  4,330     Airtouch Communications* .........................           146,408
  1,320     Cabletron Systems* ...............................            39,930
  5,535     Lucent Technologies ..............................           431,038
    670     Scientific-Atlanta Inc. ..........................            14,573
  1,550     Tellabs, Inc.* ...................................            92,516
                                                                      ----------
                                                                         724,465
                                                                      ----------
Aerospace Aircraft (1.60%)
  2,460     Allied Signal, Inc. ..............................           203,104
  8,493     Boeing ...........................................           462,338
    550     General Dynamics Corp. ...........................            43,794
    600     Northrop Gruman Corp. ............................            70,238
  1,900     Rockwell Intl. Corp. .............................           114,000
  1,400     Textron, Inc. ....................................            87,238
  2,120     United Technologies Corp. ........................           165,493
                                                                      ----------
                                                                       1,146,205
                                                                      ----------
Telecom Equipment (0.41%)
  1,736     Lockheed Martin Corp. ............................           180,001
  2,050     Raytheon .........................................           112,750
                                                                      ----------
                                                                         292,751
                                                                      ----------
Miscellaneous (0.19%)
  2,870     3 Com Corporation* ...............................           143,321
                                                                      ----------

            Total Technology .................................         9,468,290
                                                                      ----------

Energy (7.75%)
Oil & Gas - Domestic (1.73%)
    880     Amerada Hess Corp. ...............................         $  51,150
  4,320     Amoco Corp. ......................................           408,510
    500     Anadarko Petroleum Corp. .........................            36,719
    740     Apache Corp. .....................................            29,369
    650     Ashland Inc. .....................................            32,581
  2,800     Atlantic Richfield ...............................           210,000
  1,090     Burlington Resources, Inc. .......................            55,181
    480     Columbia Gas System, Inc. ........................            31,680
    220     Helmerich & Payne ................................            15,538
    430     Kerr McGee Co. ...................................            26,714
    910     Oryx Energy * ....................................            24,058
    400     Pennzoil .........................................            30,875
  2,290     Phillips Petroleum Co. ...........................           108,918
  1,480     Sun Co. ..........................................            57,535
  2,160     Unocal Corp. .....................................            84,375
    460     Western Atlas Inc.* ..............................            36,455
                                                                      ----------
                                                                       1,239,658
                                                                      ----------
Oil & Gas International (4.83%)
  5,670     Chevron Corp. ....................................           439,071
 21,580     Exxon Corp. ......................................         1,320,426
  6,840     Mobil Corp. ......................................           497,610
 18,640     Royal Dutch Pet.-ADR .............................           945,980
  2,300     Texaco ...........................................           265,075
                                                                      ----------
                                                                       3,468,162
                                                                      ----------
Oil & Gas Service (0.56%)
    700     Rowan Cos.,Inc.* .................................            20,913
  4,260     Schlumberger .....................................           324,559
  2,164     Union Pacific Resources Grp. .....................            54,100
                                                                      ----------
                                                                         399,572
                                                                      ----------
Natural Gas (0.16%)
  2,691     Enron ............................................           103,781
    240     Oneok, Inc. ......................................             7,770
                                                                      ----------
                                                                         111,551
                                                                      ----------
Energy Raw Material (0.47%)
  1,570     Baker Hughes, Inc. ...............................            66,529
  1,560     Dresser Inds. ....................................            65,130
    180     Eastern Enterprises ..............................             6,424
  2,168     Halliburton Co. ..................................           103,522
    300     Louisiana Land & Explor. .........................            22,969
    480     McDermott International ..........................            15,480
  2,810     Occidental Petroleum .............................            65,830
                                                                      ----------
                                                                         345,884
                                                                      ----------
Miscellaneous
      1     General Semiconductor Inc.* ......................                 7
                                                                      ----------

            Total Energy .....................................         5,564,834
                                                                      ----------

Total Common Stocks
     (Cost$39,338,497) .......................................        61,269,879
                                                                      ----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1997
   Par
  Value                                                                  Value
  -----                                                                  -----
Short-Term Investments (14.43%)
            United States Treasury Bills
$5,000,000  5.3163% 09/18/97 (b) .............................        $4,987,302
 2,176,929  Portico U.S. Government Money Market Fund ........         2,176,929
 3,206,827  Portico Institutional Money Market Fund ..........         3,206,827
                                                                     -----------
            Total Short-Term Investments (Cost $10,371,058) ..        10,371,058
                                                                     -----------
            Total Investments (Cost $49,709,555)(99.70%) .....        71,640,937
            Other Net Assets (0.30%) .........................           218,932
                                                                     -----------
               Net Assets (100.00%) ..........................       $71,859,869
                                                                     ===========
------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $49,709,555. At August 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

        Unrealized appreciation .........................      $ 22,526,074
        Unrealized depreciation .........................          (594,692)
                                                               ------------
            Net unrealized appreciation .................      $ 21,931,382
                                                               ------------

(b) At August 31, 1997, certain United States Treasury Bills with a market value of $495,015 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1997 (Contracts-$500 times premium/delivery month/commitment)
                                                                Unrealized
                                                               Appreciation
                                                              (Depreciation)
                                                               ------------
     S&P 500 Stock Index:
          5/December 97/Long ............................       $  (17,120)
          17/September 97/Long ..........................          292,085
                                                                ----------
                                                                $  274,965
                                                                ==========

                 See accompanying notes to financial statements

                             S&P MIDCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
COMMON STOCKS (89.02%)

Capital Goods (5.99%)
Production (0.12%)
  1,000     Tecumseh Prod. Co. Cl. A .........................         $  56,500
                                                                      ----------
Machinery-Agricult & Construction (0.21%)
  3,129     AGCO Corp. .......................................           101,693
                                                                      ----------
Machinery-Industrial (1.13%)
  1,200     Albany Intl. Corp. Cl A ..........................            32,475
  1,200     Borg-Warner Automotive ...........................            62,550
  2,136     Flowserve Corporation ............................            75,294
    500     Lawson Products ..................................            13,500
  1,600     Modine Manufacturing Co. .........................            49,000
  1,800     Stewart & Stevenson Svcs. ........................            43,875
  2,200     Watson Pharm, Inc.* ..............................           115,637
  1,200     Watts Industry ...................................            29,250
  2,200     York Intl. Corp. New Com. ........................            98,725
                                                                      ----------
                                                                         520,306
                                                                      ----------
Pollution Control (0.46%)
  1,600     Calgon Carbon Corp. ..............................            22,000
  1,400     Donaldson Co. Inc. ...............................            62,475
  3,600     U.S. Filter Corp.* ...............................           129,600
                                                                      ----------
                                                                         214,075
                                                                      ----------
Engineering & Construction (0.49%)
  1,400     Jacobs Engineering Group* ........................            44,800
  1,300     Structural Dyn. Research* ........................            34,531
  1,700     Vulcan Materials Co. .............................           149,388
                                                                      ----------
                                                                         228,719
                                                                      ----------
Electrical Equipment (2.70%)
  1,700     Ametek, Inc.* ....................................            39,100
  3,400     Cirrus Logic, Inc.* ..............................            58,438
  3,530     Hubble, Inc. Cl. B ...............................           161,939
  3,500     Integrated Device Tech.* .........................            47,688
  2,250     IPALCO ...........................................            73,266
  3,515     Mark IV Industries, Inc. .........................            88,314
  6,232     Molex, Inc. ......................................           243,827
  4,400     Teradyne, Inc.* ..................................           245,025
  2,300     UCAR International* ..............................           108,531
  1,600     Varian Assoc. ....................................            91,300
  3,391     Vishay Intertechnology, Inc.* ....................            90,497
                                                                      ----------
                                                                       1,247,925
                                                                      ----------
Transportation Equipment (0.64%)
  3,100     Danaher Corp. ....................................           166,044
  2,100     Federal Signal ...................................            54,600
  1,900     Trinity Industries ...............................            75,525
                                                                      ----------
                                                                         296,169
                                                                      ----------
Conglomerate (0.24%)
  1,540     Newport News Shipbuilding ........................            29,838
  1,600     Rayonier, Inc. ...................................            78,100
                                                                      ----------
                                                                         107,938
                                                                      ----------

             Total Capital Goods .............................         2,773,325
                                                                      ----------

Consumer Cyclical (6.40%)
Housing (0.22%)
  6,241     Clayton Homes, Inc. ..............................           104,927
                                                                      ----------
Building Material (0.32%)
  1,700     BJ'S Wholesale Club* .............................         $  49,088
    900     Calmat Co. .......................................            19,350
  2,300     Martin Marietta Materials ........................            80,356
                                                                      ----------
                                                                         148,794
                                                                      ----------
Auto & Truck (0.12%)
  1,800     Teleflex, Inc. ...................................            57,038
                                                                      ----------
Auto Parts (0.16%)
    900     Arvin Inds., Inc. ................................            31,331
  1,600     Superior Industries ..............................            43,600
                                                                      ----------
                                                                          74,931
                                                                      ----------
Tire & Rubber (0.14%)
  1,600     Carlisle Cos., Inc. ..............................            67,500
                                                                      ----------
Appliance (0.03%)
    300     National Presto Inds. ............................            11,925
                                                                      ----------
Household Products (0.16%)
  2,400     Fingerhut Cos. ...................................            48,600
    800     Stanhome Inc. ....................................            26,000
                                                                      ----------
                                                                          74,600
                                                                      ----------
Textile & Apparel (1.02%)
  2,600     Burlington Inds., Inc.* ..........................            31,363
  2,696     CVS Corp. ........................................           151,987
  7,200     Shaw Industries, Inc. ............................            80,550
  3,100     UNIFI, Inc. ......................................           118,963
  2,700     Warnaco Group Cl A ...............................            87,581
                                                                      ----------
                                                                         470,444
                                                                      ----------
Shoes (0.17%)
  1,900     Nine West Group, Inc.* ...........................            80,275
                                                                      ----------
Retail-General (3.83%)
  1,700     Barnes & Noble Inc* ..............................            78,944
  3,600     Bed Bath & Beyond* ...............................           111,600
  2,300     Best Buy Co.* ....................................            39,100
  3,600     Callaway Golf Co. ................................           121,275
  2,550     Claire's Stores, Inc. ............................            53,550
  4,613     CompUSA* .........................................           142,715
  4,281     Consolidated Stores Corp. ........................           160,270
  4,803     Dollar General Corp. .............................           199,024
  4,500     Family Dollar Stores* ............................            95,625
  2,000     Fastenal Co. .....................................           115,250
    800     Hancock Fabrics ..................................            10,000
  2,200     Heilig-Meyers Co. ................................            33,000
  3,700     Kohls Department Stores* .........................           255,069
  1,200     Mac Frugals Bargains .............................            32,700
  1,100     Meyer, Fred, Inc.* ...............................            57,200
  1,800     Micro Warehouse, Inc.* ...........................            47,025
  2,104     Payless Shoesource* ..............................           134,919
  1,740     Tiffany & Co. ....................................            78,735
                                                                      ----------
                                                                       1,766,001
                                                                      ----------
Lodging (0.23%)
  2,700     Promus Hotel Corp.* ..............................           104,794
                                                                      ----------

            Total Consumer Cyclical ..........................         2,961,229

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Consumer Non-Durable (17.62%)
Healthcare (0.99%)
  2,600     Appria Healthcare Group* .........................         $  45,500
  2,900     Covance, Inc.* ...................................            52,925
    600     Datascope Corp.* .................................            12,675
  1,200     Dentsply International, Inc. .....................            67,500
    500     Diagnostic Products Corp. ........................            13,875
  2,100     Hlthcare & Retirement Del.* ......................            76,519
  6,300     Mylan Laboratories ...............................           133,875
    816     Pacificare Health System* ........................            55,794
                                                                      ----------
                                                                         458,663
                                                                      ----------
Consumer Products (0.44%)
  2,833     Acnielson Corp.* .................................            64,451
  2,200     First Brands Corp. ...............................            54,863
  1,354     Lancaster Colony Corp. ...........................            70,154
  4,000     Service Merchandise Co.* .........................            15,500
                                                                      ----------
                                                                         204,968
                                                                      ----------
Food Beverage & Tobacco (3.87%)
  1,700     Bob Evans Farms ..................................            30,175
 18,900     Coca-Cola Enterprises ............................           519,750
  1,800     Dean Foods Co. ...................................            79,875
  3,200     Dole Food Company ................................           125,000
    600     Dreyer Grand Ice Cream ...........................            28,050
  3,975     Flowers Inds., Inc. ..............................            73,538
  3,900     Hormel Foods Corp. ...............................           116,025
    800     Int. Multifoods, Inc. ............................            21,500
  1,911     Interstate Bakeries Corp. ........................           112,032
  1,300     Lance, Inc. ......................................            27,788
  4,300     McCormick & Co. ..................................           101,588
  1,100     Savanna Foods & Inds. ............................            19,250
  1,200     Smucker (J.M.)Co. Cl. A ..........................            31,725
  3,900     Starbucks Corp.* .................................           159,900
 10,950     Tyson Foods, Inc. Cl. A ..........................           232,688
  1,900     Universal Corp. ..................................            69,113
  1,100     Universal Foods Corp. ............................            42,694
                                                                      ----------
                                                                       1,790,691
                                                                      ----------
Retail-Food & Drugs (0.20%)
  1,954     Hannaford Brothers Co. ...........................            66,436
  1,800     Ruddick Corp. ....................................            27,000
                                                                      ----------
                                                                          93,436
                                                                      ----------
Communications & Media (1.52%)
  3,200     Belo (A.H.)Corp. Sr. A ...........................           137,200
    600     CPI Corp. ........................................            14,250
  1,000     Information Resources* ...........................            18,000
  3,900     Omnicom Group ....................................           264,225
  1,000     TCA Cable TV, Inc. ...............................            38,000
    550     Washington Post, Class B .........................           231,413
                                                                      ----------
                                                                         703,088
                                                                      ----------
Entertainment & Leisure(0.77%)
  1,648     Chris Craft Industries* ..........................            80,855
  5,000     Circus Circus Ent., Inc.* ........................           119,687
  2,178     Gtech Holdings Corp.* ............................            65,476
  2,986     Premark International ............................            88,834
                                                                      ----------
                                                                         354,852
                                                                      ----------
Apparel (0.37%)
    900     Ann Taylor Stores* ...............................            15,413
  2,400     Jones Apparel Group* .............................           120,450
  1,400     Lands End * ......................................            36,838
                                                                      ----------
                                                                         172,701
                                                                      ----------
Drugs (1.37%)
  2,750     Allegiance Corp. .................................            86,281
  2,212     Bergen Brunswig Corp. Cl A .......................            92,904
  1,800     Carter-Wallace, Inc. .............................            28,688
  2,100     Forest Laboratories Cl. A* .......................            86,231
  6,200     IVAX Corp.* ......................................            58,513
  2,300     McKesson Corp. ...................................           215,481
  1,100     R P Scherer Corp.* ...............................            61,944
                                                                      ----------
                                                                         630,042
                                                                      ----------
Hospital Supply & Service (0.96%)
  1,100     Acuson Corp.* ....................................            29,631
  5,620     Labrtry Corp. of Am. Hld.* .......................            14,753
  4,050     Omnicare Inc. ....................................           117,197
  1,200     Pacificare Health Sys. A* ........................            79,500
  5,100     Stryker Corp. ....................................           203,681
                                                                      ----------
                                                                         444,762
                                                                      ----------
Cosmetics & Soap (0.05%)
    800     Church and Dwight ................................            22,900
                                                                      ----------
Printing & Publishing (0.55%)
  1,600     Banta Corp. ......................................            43,200
    600     Gibson Greetings, Inc.* ..........................            13,500
  2,000     Glatfelter (P.H.) Co. ............................            41,375
    800     Golden Books Family Ent.* ........................             7,950
  1,200     Houghton Mifflin Co. .............................            41,625
  2,200     Lee Enterprises ..................................            56,375
  1,400     Media General Inc. Cl. A .........................            51,450
                                                                      ----------
                                                                         255,475
                                                                      ----------
Restaurant (0.68%)
  4,100     Brinker International* ...........................            68,675
  1,200     Buffets, Inc.* ...................................            13,125
  3,200     Cracker Barrel Old Country .......................            98,400
  1,000     Intl. Dairy Queen, Inc.* .........................            24,625
  2,100     Lone Star Steakhouse* ............................            36,094
  2,300     Outback Steakhouse, Inc.* ........................            55,488
    750     Sbarro, Inc. .....................................            20,063
                                                                      ----------
                                                                         316,470
                                                                      ----------
Business Service (2.20%)
  2,500     Cintas Group .....................................           174,375
  3,600     Comdisco .........................................            97,875
  4,700     Dial Corp. .......................................            79,313
  2,700     Noble Affiliates .................................           125,213
  5,475     Paychex, Inc. ....................................           187,519
  2,200     Pittson Brink's Group ............................            78,100
  2,164     Sungard Data Systems Inc.* .......................           112,799
  4,700     Viad Corp. .......................................            85,481
  2,400     Wallace Computer Services ........................            74,400
                                                                      ----------
                                                                       1,015,075
                                                                      ----------
Office Products (1.88%)
  1,300     Hon Inds. ........................................            76,050
  2,600     Miller (Herman), Inc. ............................           134,550
  8,200     Office Depot* ....................................           151,187
  6,300     Office Max, Inc.* ................................            93,319
  1,200     Standard Register Co. ............................            41,025
  8,350     Staples, Inc.* ...................................           196,225
  3,281     Unisource Worldwide, Inc. ........................            59,468
    800     U.S. Post Office Products* .......................            25,950
  4,400     Viking Office Products* ..........................            92,950
                                                                      ----------
                                                                         870,724
                                                                      ----------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Healthcare Services (1.65%)
  6,300     Foundation Health Corp.* .........................         $ 200,419
  5,400     Health Mgmt. Assoc. A.* ..........................           159,638
  1,600     Healthcare Compare Corp.* ........................            89,200
  2,209     Horizon/CMS Hlthcare Corp.* ......................            45,423
  2,500     Novacare, Inc.* ..................................            37,656
  2,315     Sybron International Corp.* ......................            92,455
  3,500     Vencor, Inc.* ....................................           140,438
                                                                      ----------
                                                                         765,229
                                                                      ----------
Health & Beauty Aids (0.12%)
  4,000     Perrigo Co.* .....................................            57,250
                                                                      ----------

            Total Consumer Non-Durable .......................         8,156,326
                                                                      ----------

Banking & Financial Services(14.82%)
Bank & Bank Holding Cos. (7.89%)
  3,000     Central Fidelity Banks, Inc. .....................           117,375
  2,384     City National Corp. ..............................            66,603
  5,400     Crestar Financial Corp. ..........................           241,313
  4,500     First of America Bancorp .........................           231,750
  5,925     First Security Corp. Del. ........................           167,381
  3,200     First Tennesse Ntl., Corp. .......................           170,400
  1,800     First Virginia ...................................           122,625
  7,200     Firstar Corp. ....................................           242,550
  6,400     Hibernia Bank ....................................            97,200
  4,600     Marshall and Isley Corp. .........................           216,200
  4,221     Merchantile Bancorp ..............................           290,985
  3,300     Mercantile Bankshares Corp. ......................            92,813
  5,800     Northern Trust ...................................           308,125
  2,400     Old Kent Financial Corp. .........................           147,000
  2,150     Pacific Century Financial ........................           106,022
  4,600     Pinnacle West ....................................           148,638
  6,600     Regions Financial Corp. ..........................           226,050
  4,900     Southtrust Corp. .................................           219,275
  5,800     Summit Bancorp ...................................           344,375
  1,900     Wilmington Trust Corp. ...........................            95,713
                                                                      ----------
                                                                       3,652,393
                                                                      ----------
Finance Company (0.62%)
  3,300     Capital One Financial Corp. ......................           127,050
  3,100     Union Planters Corp. .............................           158,875
                                                                      ----------
                                                                         285,925
                                                                      ----------
Investment Company (0.52%)
  6,111     Bear Stearns Cos., Inc. ..........................           241,766
                                                                      ----------
Insurance (3.72%)
  6,962     AFLAC Corp. ......................................           383,345
  1,800     AMBAC Financial Grp. .............................           145,463
  3,200     American Fin. Group, Inc. ........................           138,400
  1,300     Finova Group Inc. ................................           109,931
  1,100     HSB Group, Inc. ..................................            59,125
  4,200     Old Republic .....................................           150,938
  3,900     Oxford Health Plans* .............................           285,188
  3,400     Provident Cos. ...................................           221,425
  1,700     The PMI Group ....................................            98,281
  1,800     Transatlantic Holdings, Inc. .....................           127,237
                                                                      ----------
                                                                       1,719,333
                                                                      ----------
Financial Services (2.07%)
  3,325     A G Edwards ......................................           132,169
  6,250     Franklin Resources Inc. ..........................           483,594
  4,600     Paine Webber .....................................           176,813
  3,000     T. Rowe Price ....................................           165,000
                                                                      ----------
                                                                         957,576
                                                                      ----------

            Total Banking & Finance ..........................         6,856,993
                                                                      ----------

Utility (9.24%)
Electric (6.33%)
  6,400     Allegheny Power System ...........................           186,000
  2,400     Atlantic Energy, Inc. ............................            41,550
    600     Black Hills Corp. ................................            16,725
  3,200     Calenergy, Inc.* .................................           106,000
    900     Central Louisiana Electric .......................            23,625
  1,300     Central Maine Power Co. ..........................            16,494
  4,800     CMS Energy Corp. .................................           172,500
  2,700     Delmarva Power & Light ...........................            48,431
  5,100     Florida Progress Corp. ...........................           164,156
  1,300     Hawaiian Electric Inds. ..........................            47,044
  1,700     Idaho Power Co. ..................................            53,763
  4,000     Illinova Corp. ...................................            92,000
  3,300     Kansas City Power & Light ........................            94,463
  3,000     LG&E Energy Corp. ................................            67,875
  5,364     Midamerican Energy Co. ...........................            91,523
  1,400     Minnesota Power & Light ..........................            48,125
  2,500     Montana Power Co. ................................            57,656
  2,100     Nevada Power Co. .................................            44,363
  5,205     New Century Engeries Inc.* .......................           210,152
  3,400     New England Syst. ................................           130,050
  3,800     New York State Elec. & Gas .......................            92,625
  3,300     Nipsco Industries ................................           134,681
  6,700     Northeast Utilities ..............................            67,419
  2,100     Oklahoma Gas & Electric ..........................            93,319
  6,300     Potomac Electric Power Co 1 ......................           142,931
  1,700     Public Ser. Co. of N. Mex. .......................            31,025
  4,196     Puget Sound Power & Light ........................           106,474
  5,500     SCANA Corp. ......................................           132,688
  6,200     Teco Energy, Inc. ................................           149,188
  2,600     Utilicorp United Inc. ............................            77,350
  5,900     Wisc. Energy Corp. ...............................           150,819
  1,400     WPL Holdings, Inc. ...............................            38,763
                                                                      ----------
                                                                       2,929,777
                                                                      ----------
Gas (1.09%)
  2,500     Atlanta Gas Light Co. ............................            47,344
  2,600     Brooklyn Union Gas Co. ...........................            78,487
    900     Indiana Energy, Inc. .............................            22,894
  3,800     MCN Corp. ........................................           116,613
  6,610     Noble Drilling Corp.* ............................           187,972
  1,900     Washington Gas Light Co. .........................            48,331
                                                                      ----------
                                                                         501,641
                                                                      ----------
Telephone (1.71%)
  6,174     360 Communications Co.* ..........................           113,447
  1,700     Aliant Communications ............................            38,463
  3,100     Century Telephone Entps. .........................           112,569
  3,900     LCI International, Inc.* .........................            93,600
  5,075     NCR Corp.* .......................................           179,845
  3,400     S. New Eng. TeleCom ..............................           130,050
  3,100     Telephone & Data .................................           122,450
                                                                      ----------
                                                                         790,424
                                                                      ----------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Energy (0.06%)
  1,108     PG&E Corp. .......................................         $  25,692
                                                                      ----------
Miscellaneous (0.06%)
  1,900     Vanguard Cellular Sys. Cl. A* ....................            27,788
                                                                      ----------

            Total Utility ....................................         4,275,322
                                                                      ----------

Service (3.27%)
Distributor (0.35%)
  2,100     Alexander & Baldwin, Inc. ........................            56,700
  4,000     American Water Works, Inc. .......................            83,000
    700     Scholastic Corp.* ................................            23,975
                                                                      ----------
                                                                         163,675
                                                                      ----------
Pollution Control (0.69%)
  7,600     USA Waste Services, Inc.* ........................           319,200
                                                                      ----------
Business (1.34%)
  2,400     Fiserv, Inc.* ....................................           108,000
  1,700     Kelly Services, Inc. Cl. A .......................            56,950
  4,300     ManPower, Inc. ...................................           183,556
  3,000     Medaphis* ........................................            27,375
  3,650     Olsten Corp. .....................................            68,438
  3,000     Robert Half Intl.* ...............................           175,125
                                                                      ----------
                                                                         619,444
                                                                      ----------
Consumer (0.39%)
  1,900     Rollins, Inc. ....................................            41,088
  3,000     Sotheby's ........................................            56,813
  2,100     Stewart Enterprises Inc. .........................            82,950
                                                                      ----------
                                                                         180,851
                                                                      ----------
Miscellaneous (0.50%)
  6,200     Corrections Corp. of Am.* ........................           229,400
                                                                      ----------

            Total Service ....................................         1,512,570
                                                                      ----------

Transportation (1.94%)
Air Transportation (0.22%)
  1,000     Airbourne Freight Corp. ..........................            49,250
    500     Alaska Airgroup, Inc.* ...........................            13,719
  1,400     ASA Holdings, Inc. ...............................            41,650
                                                                      ----------
                                                                         104,619
                                                                      ----------
Railroad (0.83%)
  1,200     Gatx Corp. .......................................            75,075
  3,250     Illinois Central Corp. Cl. A .....................           109,078
  1,900     Kansas City Southern Inds. .......................           142,263
  2,600     Ogden Corp. ......................................            60,288
                                                                      ----------
                                                                         386,704
                                                                      ----------
Trucking (0.27%)
  1,100     Arnold Inds., Inc. ...............................            23,513
  2,100     Consolidated Freightways .........................            75,863
  2,000     Hunt (J.B.)* .....................................            33,250
                                                                      ----------
                                                                         132,626
                                                                      ----------
Miscellaneous (0.60%)
  1,100     American President Cos. Ltd. .....................            35,200
  3,800     Harley Davidson ..................................           205,675
  1,400     Overseas Shipholding Grp. ........................            34,388
                                                                      ----------
                                                                         275,263
                                                                      ----------

            Total Transportation .............................           899,212
                                                                      ----------

Manufacturing (9.02%)
Consumer Durable (0.44%)
  4,700     Leggett & Platt ..................................           202,100
                                                                      ----------
Building & Housing (0.11%)
  1,100     Southdown, Inc. ..................................            51,631
                                                                      ----------
Chemical (3.02%)
  3,200     Airgas, Inc.* ....................................            58,200
  3,000     Albemarle Corp. ..................................            73,688
  1,300     Betzdearborn, Inc. ...............................            84,744
  3,400     Cabot Corp. ......................................            93,075
  3,267     Crompton & Knowles Corp. .........................            82,492
  2,300     Cytec, Inds.* ....................................           112,269
  1,000     Dexter Corp. .....................................            38,000
  5,400     Ethyl Corp. ......................................            48,600
  1,200     Ferro Corp. ......................................            45,150
    600     Fuller (H.B.) Corp. ..............................            33,113
  2,000     Georgia Gulf Corp. ...............................            57,500
  4,800     IMC Global, Inc. .................................           168,900
  5,000     Iowa Beef Processing .............................           114,688
  1,800     Lawter International .............................            23,625
  2,900     Lubrizol Corp. ...................................           127,056
  4,200     Lyondell Petrochemical ...........................           101,850
    400     NCH Corp. ........................................            27,200
  3,375     RPM, Inc. Ohio ...................................            68,555
  2,000     Schulman (A.), Inc. ..............................            43,750
                                                                      ----------
                                                                       1,402,455
                                                                      ----------
Diversified (0.68%)
    600     Lukens, Inc. .....................................            11,213
    800     Nordson Corp. ....................................            46,200
  2,600     Olin Corp. .......................................           115,700
  3,000     Witco Corp. ......................................           141,000
                                                                      ----------
                                                                         314,113
                                                                      ----------
Capital Good (0.42%)
  2,600     Harsco Corporation ...............................           117,163
  1,200     Kennametal, Inc. .................................            56,175
  1,000     Magnetek, Inc.* ..................................            21,063
                                                                      ----------
                                                                         194,401
                                                                      ----------
Paper & Forest Product (0.93%)
  2,100     Bowater, Inc. ....................................           107,494
  1,000     Chesapeake Corp. .................................            34,375
  2,400     Consolidated Papers ..............................           139,950
  2,700     Longview Fibre Co. ...............................            56,531
  1,700     Pentair, Inc. ....................................            60,563
  1,512     Wausau Paper Mills Co. ...........................            33,075
                                                                      ----------
                                                                         431,988
                                                                      ----------
Metal & Minerals (0.60%)
  1,300     AK Steel Holding Corp. ...........................            58,825
    600     Brush Wellman, Inc. ..............................            15,000
    900     Carpenter Technology .............................            40,331
  2,475     Hanna (M.A.)Co. ..................................            64,041
    300     Maxxam, Inc.* ....................................            16,500
  1,200     Minerals Technology, Inc. ........................            47,700
  1,300     Oregon Steel Mills, Inc. .........................            35,019
                                                                      ----------
                                                                         277,416
                                                                      ----------
Container (0.64%)
    500     Cleveland Cliffs Corp. ...........................            20,844
  2,200     Sealed Air Corp.* ................................           114,125

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Container (continued)
  4,875     Sonoco Products, Inc. ............................         $ 158,742
                                                                      ----------
                                                                         293,711
                                                                      ----------
Computer (0.99%)
    800     Exabyte Corp.* ...................................             9,400
  6,600     Quantum Corp.* ...................................           231,413
  2,000     Sequent Computer Systems* ........................            56,375
  3,114     Storage Technology Corp.* ........................           158,619
                                                                      ----------
                                                                         455,807
                                                                      ----------
Non Ferrous Metals (0.39%)
  2,800     Alumax, Inc.* ....................................           116,025
  1,800     Federal Mogul Corp. ..............................            64,350
                                                                      ----------
                                                                         180,375
                                                                      ----------
Miscellaneous (0.80%)
      1     Culligan Water Tech.* ............................                23
  3,500     Hillenbrand Industries ...........................           153,781
  6,600     International Game Tech. .........................           132,000
    700     Kaydon Corp. .....................................            41,344
  1,800     Wellman, Inc. ....................................            40,950
                                                                      ----------
                                                                         368,098
                                                                      ----------

            Total Manufacturing ..............................         4,172,095
                                                                      ----------

Technology (13.77%)
Office Equipment (0.63%)
  3,600     Diebold ..........................................           166,950
  3,500     Lexmark Intl. Group CL A* ........................           122,500
                                                                      ----------
                                                                         289,450
                                                                      ----------
Electronic (1.94%)
  2,637     Arrow Electronics, Inc.* .........................           162,011
  2,100     Avnet, Inc. ......................................           145,294
  2,400     Litton Inds.* ....................................           119,700
  3,054     SCI Systems Inc.* ................................           120,060
  3,900     Sensormatic Elect. Corp. .........................            50,944
  5,600     Solectron Corp.* .................................           234,500
  1,800     Symbol Technologies, Inc. ........................            66,600
                                                                      ----------
                                                                         899,109
                                                                      ----------
Biotechnology (1.45%)
  1,500     Beckman Instruments, Inc. ........................            70,594
  3,800     Biogen, Inc.* ....................................           149,625
  3,600     Centocor, Inc.* ..................................           161,550
  8,812     Chiron Corp.* ....................................           197,169
  3,400     Genzyme Corp.* ...................................            95,625
                                                                      ----------
                                                                         674,563
                                                                      ----------
Software (2.75%)
  5,100     BMC Software, Inc.* ..............................           319,388
  4,925     Cadence Design System, Inc.* .....................           234,245
  4,400     Compuware Corp.* .................................           271,700
  2,800     Electronic Arts* .................................            86,275
  7,800     Informix Corp.* ..................................            70,688
  4,400     Reynolds & Reynolds Cl. A ........................            88,550
  4,466     Sterling Commerce, Inc.* .........................           147,657
  2,300     Symantec Corp.* ..................................            55,344
                                                                      ----------
                                                                       1,273,847
                                                                      ----------
Business-Mechanics & Software (1.02%)
  4,800     American Online, Inc.* ...........................           309,600
    600     ATL Ultrasound Inc.* .............................            24,375
    750     Granite Construction, Inc. .......................            15,750
  2,100     Imation Corp.* ...................................            56,831
  1,200     Stratus Computer* ................................            66,600
                                                                      ----------
                                                                         473,156
                                                                      ----------
Business-Service (0.12%)
    900     Policy Mgmt. Systems Corp.* ......................            54,056
                                                                      ----------
Semiconductor (2.49%)
  4,600     Altera Corp.* ....................................           244,950
  5,100     Atmel Corp.* .....................................           180,413
  3,800     Cypress Semiconductor* ...........................            67,450
  3,900     Linear Technology Corp. ..........................           255,694
  3,200     Maxim Integrated Prod.* ..........................           221,200
  3,800     Xilinx, Inc.* ....................................           180,500
                                                                      ----------
                                                                       1,150,207
                                                                      ----------
Telecommunications (1.45%)
  6,600     ADC Telecom., Inc.* ..............................           245,025
  2,500     Comsat Corp. .....................................            54,219
 12,244     Nextel Communications* ...........................           306,865
  2,200     Octel Communications* ............................            66,825
                                                                      ----------
                                                                         672,934
                                                                      ----------
Aerospace Aircraft (0.57%)
  1,250     Precision Castparts ..............................            80,781
  3,100     Sunstrand Corp. ..................................           182,900
                                                                      ----------
                                                                         263,681
                                                                      ----------
Aerospace/Defense (0.41%)
  2,000     Gencorp, Inc. ....................................            53,500
  1,100     OEA, Inc.* .......................................            40,906
  1,100     Rohr, Inc.* ......................................            29,769
    800     Thiokol Corp. ....................................            63,700
                                                                      ----------
                                                                         187,875
                                                                      ----------
Miscellaneous (0.94%)
  4,800     Amer. Pwr. Conversion Corp.* .....................           126,000
  8,133     Analog Devices* ..................................           269,406
  3,300     Mentor Graphics ..................................            38,363
                                                                      ----------
                                                                         433,769
                                                                      ----------

            Total Technology .................................         6,372,647
                                                                      ----------

Energy (6.95%)
Oil & Gas-Domestic (2.53%)
  2,911     El Paso Natural Gas ..............................           163,744
  2,800     Mapco, Inc. ......................................            84,000
  2,400     Murphy Oil Corp. .................................           128,850
  1,700     National Fuel Gas Co. ............................            75,544
  3,700     Pioneer Natural Resources* .......................           147,769
  1,700     Quaker State Corp. ...............................            26,350
  2,200     Questar ..........................................            88,000
  3,200     Seagull Energy Corp.* ............................            78,200
  7,800     Tosco Corp. ......................................           257,888
  3,730     Ultramar Diamond Shamrock ........................           121,691
                                                                      ----------
                                                                       1,172,036
                                                                      ----------
Oil &Gas-International (0.49%)
  3,800     Parker Drilling Co.* .............................            50,113
  5,200     Ranger Oil Ltd. ..................................            50,375
  2,691     Weatherford Enterra, Inc.* .......................           123,954
                                                                      ----------
                                                                         224,442
                                                                      ----------
Oil & Gas Service (3.02%)
  1,900     BJ Services* .....................................           137,275
  3,600     Ensco Intl., Inc. ................................           228,600
  8,800     Global Marine, Inc. ..............................           250,250
  4,500     Nabors Industries ................................           154,969
  2,100     Smith International. Inc.* .......................           152,775
  3,100     Tidewater, Inc. ..................................           162,750

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Oil & Gas Service (continued)
  2,600     Transocean Offshore, Inc. ........................         $ 247,163
  1,600     Varco Intl., Inc.* ...............................            63,566
                                                                      ----------
                                                                       1,397,348
                                                                      ----------
Natural Gas (0.00%)
      1     Enron ............................................                19
                                                                      ----------
Energy-Raw Materials (0.67%)
  8,386     AES Corp.* .......................................           310,282
                                                                      ----------
Miscellaneous (0.24%)
    400     Sequa Corp.* .....................................         $  20,500
  2,700     Valero Energy Corp. ..............................            89,944
                                                                      ----------
                                                                         110,444
                                                                      ----------

            Total Energy .....................................         3,214,571
                                                                      ----------

Total Common Stock
     (cost $28,592,342 ) .....................................        41,194,290
                                                                      ----------
    Par
   Value
   -----
Short-Term Investments (10.93%)
            United States Treasury Bills
$2,000,000  5.570% 09/18/97(b) ...............................         1,994,966
 3,059,497  Portico Institutional Money Market Fund ..........         3,059,497
                                                                     -----------
            Total Short-Term Investments (Cost $5,054,463) ...         5,054,463
                                                                     -----------
            Total Investments (Cost $ 33,646,805)(99.95%).....        46,248,753
            Other Net Assets (0.05%)..........................            22,143
                                                                     -----------
                Net Assets (100%) ............................       $46,270,901
                                                                     ===========

------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $ 33,646,805. At August 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

     Unrealized appreciation ............................      $14,204,836
     Unrealized depreciation ............................       (1,602,888)
                                                               -----------
         Net unrealized appreciation ....................      $12,601,948
                                                               ===========

(b) At August 31, 1997, certain United States Treasury Bills with a market value of $990,030 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1997 (Contracts-$500 times premium/delivery month/commitment)
                                                                Unrealized
                                                               Appreciation
                                                              (Depreciation)
                                                               ------------
S&P MidCap 400 Index:
     11/December 97/Long ................................       $   58,990
     19/September 97/Long ...............................          261,965
                                                                ----------
                                                                $  320,955
                                                                ==========

                 See accompanying notes to financial statements

                               EQUITY INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
COMMON STOCK (66.53%)
Capital Good (2.75%)
Production(0.60%)
  1,100     Cooper Inds., Inc. ...............................         $  58,644
                                                                      ----------
Electrical Equipment (1.35%)
  2,640     AMP, Inc. ........................................           132,000
                                                                      ----------
Conglomerate (0.80%)
  1,600     Tenneco, Inc. ....................................            77,700
                                                                      ----------

            Total Capital Good ...............................           268,344
                                                                      ----------

Consumer Cyclical (6.88%)
Building Material (0.88%)
  1,800     Johnson Controls, Inc. ...........................            85,838
                                                                      ----------
Auto & Truck (3.38%)
  3,880     Chrysler Corp. ...................................           136,285
  4,480     Ford Motor Co. ...................................           192,640
                                                                      ----------
                                                                         328,925
                                                                      ----------
Retail-General (2.62%)
  2,030     May Dept. Stores Co. .............................           109,239
  2,000     JC Penny Co. .....................................           120,000
  1,160     The Limited, Inc. ................................            26,390
                                                                      ----------
                                                                         255,629
                                                                      ----------

            Total Consumer Cyclical ..........................           670,392
                                                                      ----------

Consumer Non-Durable(6.53%)
Health Care (0.32%)
    750     Bausch & Lomb, Inc. ..............................            30,797
                                                                      ----------

Food, Beverage & Tobacco (2.40%)
  4,000     H.J. Heinz Co. ...................................           166,500
  1,550     Phillip Morris Co., Inc. .........................            67,619
                                                                      ----------
                                                                         234,119
                                                                      ----------
Entertainment & Leisure (0.12%)
    380     Brunswick Corp. ..................................            11,590
                                                                      ----------
Drugs (1.61%)
  1,350     Baxter International Inc. ........................            71,803
  1,120     Bristol-Myers/Squibb Co. .........................            85,120
                                                                      ----------
                                                                         156,923
                                                                      ----------
Cosmetic & Soap(0.85%)
  1,320     Colgate Palmolive Co. ............................            82,830
                                                                      ----------
Business Service (1.23%)
  2,100     Deluxe Corp. .....................................            69,169
  1,800     Dun & Bradstreet Corp. ...........................            50,400
                                                                      ----------
                                                                         119,569
                                                                      ----------

            Total Consumer Non-Durable .......................          635,828
                                                                      ----------

Banking & Finance (19.02%)
Bank & Bank Holding Co. (16.36%)
  4,120     Banc One Corp. ...................................           220,935
  1,800     Bankers Trust New York ...........................           186,750
  2,600     Chase Manhattan Corp. ............................           289,088
  3,600     CoreStates Financial Corp. .......................           221,400
  2,790     First Chicago NBD Corp. ..........................           200,183
  2,000     Mellon Bank Corp. ................................            96,250
  1,850     Morgan (J.P.) & Co., Inc. ........................           198,413
  2,000     PNC Financial Corp. ..............................            86,500
    375     Wells Fargo & Co. ................................            95,344
                                                                      ----------
                                                                       1,594,863
                                                                      ----------
Insurance (2.66%)
  2,400     American General .................................           115,650
  2,100     Marsh & McLennan .................................           143,325
                                                                      ----------
                                                                         258,975
                                                                      ----------

            Total Banking & Finance ..........................         1,853,838
                                                                      ----------

Utility (9.44%)
Electric (1.47%)
  1,830     Cinenrgy Corp. ...................................            60,504
  1,700     Duke Power .......................................            82,344
                                                                      ----------
                                                                         142,848
                                                                      ----------
Telephone (6.42%)
  3,100     ALLTEL Corp. .....................................            98,038
  2,930     Ameritech Corp. ..................................           183,674
  3,530     Bell Atlantic Corp. ..............................           255,484
  2,000     GTE Corp. ........................................            89,125
                                                                      ----------
                                                                         626,321
                                                                      ----------
Energy (1.55%)
  7,180     Southern Co. .....................................           151,229
                                                                      ----------

            Total Utility ....................................           920,398
                                                                      ----------

Transportation (0.87%)
Railroad (0.87%)
    570     Norfolk Southern Corp. ...........................            55,860
    450     Union Pacific Corp. ..............................            29,222
                                                                      ----------

            Total Transportation .............................            85,082
                                                                      ----------

Manufacturing (6.87%)
Chemical (3.63%)
  3,700     Dupont De Nemours & Co. ..........................           230,556
  2,650     Williams Companies, Inc. .........................           123,391
                                                                      ----------
                                                                         353,947
                                                                      ----------
Paper & Forrest Product (1.66%)
    990     International Paper ..............................            52,223
  1,200     Union Camp Corp. .................................            71,175
    660     Weyerhaeuser Co. .................................            38,115
                                                                      ----------
                                                                         161,513
                                                                      ----------
Miscellaneous (1.58%)
  1,710     3M & Co. .........................................           153,686
                                                                      ----------

            Total Manufacturing ..............................           669,146
                                                                      ----------

Technology (4.25%)
Electronic (1.46%)
  4,400     EG & G, Inc. .....................................            93,500
    560     Harris Corp. .....................................            48,790
                                                                      ----------
                                                                         142,290
                                                                      ----------

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Business-Mechanic & Software (2.04%)
  2,600     Pitney Bowes Inc. ................................         $ 198,575
                                                                      ----------
Aerospace Aircraft (0.75%)
    920     General Dynamics Corp. ...........................            73,255
                                                                      ----------

            Total Technology .................................           414,120
                                                                      ----------

Energy (9.92%)
Oil & Gas (4.82%)
  1,710     Amoco Corp. ......................................           161,702
  4,225     Phillips Petroleum Co. ...........................           200,952
  3,300     Ultramar Diamond Shamrock ........................           107,663
                                                                      ----------
                                                                         470,317
                                                                      ----------
Oil & Gas International (3.86%)
  4,360     Exxon Corp. ......................................           266,778
  1,500     Mobil Corp. ......................................           109,125
                                                                      ----------
                                                                         375,903
                                                                      ----------
Energy Raw Material (1.24%)
   2900     Dresser Industries ...............................           121,075
                                                                      ----------

            Total Energy .....................................           967,295
                                                                      ----------

Total Common Stock
  (cost $5,720,051) ..........................................         6,484,443
                                                                      ----------
  Par
 Value
 -----
Short-Term Investments (32.92%)
            United States Treasury Bills
$3,050,000  5.570% 09/18/97 (b) ..............................         3,042,490
   166,413  Portico Institutional Money Market Fund ..........           166,413
                                                                      ----------
            Total Short-Term Investments (Cost $3,208,903) ...         3,208,903
                                                                      ----------
            Total Investments (Cost $8,928,954)(99.45%) ......         9,693,346
            Other Net Assets (0.55%) .........................            53,173
                                                                      ----------
                 Net Assets (100.00%) ........................        $9,746,519
                                                                      ==========

------------
(a) Aggregate cost for federal income tax purposes is $8,928,954. At August 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

     Unrealized appreciation ............................       $ 797,542
     Unrealized depreciation ............................         (33,150)
                                                                ---------
         Net unrealized appreciation ....................       $ 764,392
                                                                =========

(b) At August 31, 1997, certain United States Treasury Bills with a market value of $792,024 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1997 (Contracts-$500 times premium/delivery month/commitment)

                                                                Unrealized
                                                               Appreciation
                                                              (Depreciation)
                                                               ------------
S&P BARRA/Value Stock Index:
     2/December 97/Long .................................        $  (1,665)
     12/September 97/Long ...............................          110,010
                                                                 ---------
                                                                 $ 108,345
                                                                 =========

                 See accompanying notes to financial statements

                             S&P SMALLCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Common Stock (80.87%)
Capital Good (4.14%)
Machinery - Agricult & Const (0.14%)
    213     Lindsay Manufacturing Co. ........................         $   8,307
                                                                      ----------
Machinery-Industrial (0.77%)
    407     BMC Industries, Inc. .............................            12,668
    600     JLG Industries, Inc. .............................             7,013
    414     PAXAR Corp.* .....................................             9,005
    676     Vicor Corp.* .....................................            16,985
                                                                      ----------
                                                                          45,671
                                                                      ----------
Pollution Control (0.13%)
    172     Ionics Inc.* .....................................             7,353
                                                                      ----------
Engineering & Construction (0.86%)
    325     CDI Corp.* .......................................            11,456
    287     Greenfield Industries, Inc. ......................             7,570
    224     Lone Star Industries .............................            11,900
    296     Manitowoc Company, Inc. ..........................            10,693
    803     Morrison Knudson Corp.* ..........................             9,586
                                                                      ----------
                                                                          51,205
                                                                      ----------
Electrical Equipment (1.69%)
    394     Belden Inc. ......................................            15,268
    391     California Microwave, Inc.* ......................             6,354
    441     Chips & Technologies, Inc.* ......................             7,414
    774     International Rectifier Corp.* ...................            17,657
    258     Kuhlman Corp. ....................................             7,321
    295     Marshall Industries* .............................            11,708
    308     Oak Industries, Inc.* ............................             8,913
    462     Pioneer Standard Elec., Inc. .....................             6,930
    357     Tracor Inc.* .....................................            10,755
    457     Trimble Navigation Ltd.* .........................             7,712
                                                                      ----------
                                                                         100,032
                                                                      ----------
Transportation Equipment (0.55%)
    293     Halter Marine Group, Inc.* .......................            11,592
    153     SPX Corp. ........................................             8,893
    422     Wabash Natl. Corp. ...............................            12,396
                                                                      ----------
                                                                          32,881
                                                                      ----------

                 Total Capital Good ..........................           245,449
                                                                      ----------

Consumer Cyclical (8.52%)
Optical Photo Equipment (0.11%),
    338     X-Rite Inc. ......................................             6,507
                                                                      ----------
Housing (0.64%)
    604     Oakwood Homes Corp. ..............................            16,383
    535     The Ryland Group Inc. ............................             8,928
    587     Toll Bros., Inc.* ................................            12,621
                                                                      ----------
                                                                          37,932
                                                                      ----------
Building Material (0.99%)
    320     ABM Industries, Inc. .............................             7,860
    407     Apogee Enterprises, Inc. .........................             8,903
    476     Geon Co. .........................................             9,461
    612     Justin Industries, Inc. ..........................             8,950
    496     Rexel Inc.* ......................................            10,323
    246     Texas Industries Inc. ............................             8,195
    276     Visx Inc.* .......................................             5,158
                                                                      ----------
                                                                          58,850
                                                                      ----------
Auto & Truck (0.32%)
    180     Applied Power, Inc. CL A .........................            11,430
    257     Wynn's International Inc. ........................             7,421
                                                                      ----------
                                                                          18,851
                                                                      ----------
Auto Part (0.93%)
    337     A.O. Smith Corp. .................................            11,879
    562     Breed Technologies, Inc. .........................            11,943
    270     Clarcor, Inc. ....................................             7,071
    593     Gentex Corp.* ....................................            14,232
    222     O'Reilly Automotive, Inc.* .......................             9,796
                                                                      ----------
                                                                          54,921
                                                                      ----------
Appliance (0.30%)
  1,303     Fedders Corp. ....................................             8,144
    342     Interface, Inc. ..................................             9,576
                                                                      ----------
                                                                          17,720
                                                                      ----------
Household Product (0.47%)
    197     Aptargroup, Inc. .................................            11,081
    387     Williams-Sonoma, Inc.* ...........................            17,318
                                                                      ----------
                                                                          28,399
                                                                      ----------
Textile & Apparel (1.60%)
    566     Authentic Fitness Corp. ..........................             8,879
    411     Brown Group ......................................             6,859
    303     Fabri-Centers of America, Inc. ...................             7,386
    332     G & K Services Inc., CL A ........................            11,578
    531     Griffon Corp.* ...................................             7,434
    340     Kellwood Co. .....................................            12,282
    486     Mohawk Industries* ...............................            12,575
    547     Nautica Enterprises, Inc.* .......................            13,025
    214     Oxford Industries, Inc. ..........................             7,182
    321     Pilliowtex Corp. .................................             7,644
                                                                      ----------
                                                                          94,844
                                                                      ----------
Shoes (0.52%)
    407     Footstar Inc.* ...................................            10,099
    122     The Timberland Co.* ..............................             8,060
    564     Wolverine World Wide, Inc. .......................            12,478
                                                                      ----------
                                                                          30,637
                                                                      ----------
Retail - General (2.26%)
    391     Carson Pirie Scott & Co.* ........................            13,881
    396     Discount Auto Parts, Inc.* .......................             8,093
    356     The Dress Barn, Inc.* ............................             7,298
    415     Eagle Hardware & Garden, Inc.* ...................             9,104
    366     Michaels Stores, Inc.* ...........................             8,944
    956     Pier 1 Imports, Inc. .............................            16,261
    410     Proffitts, Inc.* .................................            22,012
    460     Shopko Stores, Inc.* .............................            12,650
    358     Stein Mart, Inc.* ................................            10,024
    239     The Toro Company .................................             8,873

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Retail - General (Continued)
    564     World Color Dress Inc.* ..........................         $  16,850
                                                                      ----------
                                                                         133,990
                                                                      ----------
Lodging (0.39%)
    430     Marcus Corporation ...............................            10,669
    651     Prime Hospitality Corp.* .........................            12,369
                                                                      ----------
                                                                          23,038
                                                                      ----------

                 Total Consumer Cyclical .....................           505,689
                                                                      ----------

Consumer Non-Durable (17.77%)
Health Care (1.89%)
    409     Ballard Medical Products .........................             9,458
    684     Bio-Technology General* ..........................             8,721
    218     Compdent Corp.* ..................................             5,287
    474     Grandcare Inc. W/I* ..............................             5,688
    430     Invacare Corp. ...................................             9,030
    381     Mentor Corp. .....................................            11,716
    204     NBTY Inc.* .......................................             4,539
    850     Orthodontic Centers of Am* .......................            14,556
    351     Owens & Minor Hldg C.* ...........................             4,760
    815     Phycor Inc.* .....................................            23,992
    350     Rotech Medical Corp.* ............................             6,300
    357     U.S. Bioscience Inc.* ............................             3,592
    251     Vital Signs Inc. .................................             4,393
                                                                      ----------
                                                                         112,032
                                                                      ----------
Consumer Product (0.56%)
    310     Juno Lighting, Inc. ..............................             5,154
    240     Paragon Trade Brands* ............................             3,825
    346     Russ Berrie & Co. Inc. ...........................             9,904
    372     Sola International* ..............................            11,532
    258     USA Detergents, Inc.* ............................             3,032
                                                                      ----------
                                                                          33,447
                                                                      ----------
Food, Beverage & Tobacco (1.78%)
    612     Chiquita Brands Int'l. ...........................             8,721
     96     Coca-Coca Bottling ...............................             5,016
    237     Commonwealth Engery Sys. .........................             5,836
    466     Dimon Inc. .......................................            11,184
    222     Earthgrains Co. ..................................             9,102
    209     Natures Sunshine Prod. Inc. ......................             4,363
    520     Richfood Holdings, Inc. ..........................            11,700
    519     Rykoff-Sexton Inc. ...............................            13,105
    150     Schweitzer-Mauduit Intl Inc. .....................             6,000
    198     Smithfield Foods, Inc.* ..........................            10,915
    435     Triarc Co.* ......................................             9,108
    320     Whole Foods Market Inc.* .........................            10,880
                                                                      ----------
                                                                         105,930
                                                                      ----------
Retail - Food and Drugs (0.67%)
    534     Arbor Drugs ......................................            12,749
    395     Casey's General Stores ...........................             8,986
    174     Smith Food and Drug Cl. B* .......................             9,527
    452     The Sports Authority Inc.* .......................             8,418
                                                                      ----------
                                                                          39,680
                                                                      ----------
Communications & Media (1.15%)
    265     Advo Inc.* .......................................             4,886
    193     GC Companies* ....................................             7,780
    600     Intl Family Entertainment* .......................            20,925
    282     Metro Networks Inc.* .............................             8,531
    464     Valassis Communication* ..........................            14,094
    432     Westwood One Inc.* ...............................            12,150
                                                                      ----------
                                                                          68,366
                                                                      ----------
Entertainment & Leisure (1.19%)
  1,243     Aztar Corp.* .....................................             8,701
    230     Carmike Cinemas Inc.* ............................             7,245
    641     Foodmaker Inc.* ..................................            12,580
    296     Galoob Toys Inc.* ................................             6,142
    673     Grand Casinos Inc.* ..............................            10,389
    468     Regal Cinemas Inc.* ..............................            13,279
    960     Shoney's Inc.* ...................................             5,520
    392     Showboat Inc. ....................................             6,517
                                                                      ----------
                                                                          70,373
                                                                      ----------
Apparel (1.29%)
    452     Guilford Mills Inc. ..............................             9,831
    377     Gymboree Corp.* ..................................             9,237
    514     Just For Feet Inc.* ..............................             6,746
    327     Mens Wearhouse Inc.* .............................            11,874
    511     Phillips Van Heusen Corp. ........................             7,346
    659     Ross Stores Inc. .................................            19,358
    289     St. John Knits Inc. ..............................            12,174
                                                                      ----------
                                                                          76,566
                                                                      ----------
Drugs (1.17%)
    434     Cor Therapeutics Inc.* ...........................             7,161
    312     Cygnus Inc.* .....................................             5,850
    457     ICN Pharmaceuticals, Inc. ........................            16,509
    616     Liposome Company Inc.* ...........................             4,735
    451     N. American Vaccine Inc.* ........................             9,246
    432     Noven Pharmaceuticals* ...........................             3,861
    532     Roberts Pharmaceuticals* .........................             5,952
    642     Sequus Pharmaceuticals Inc.* .....................             4,334
    338     Vertex Pharmaceuticals Inc.* .....................            11,577
                                                                      ----------
                                                                          69,225
                                                                      ----------
Hospital Supply & Service (1.65%)
    300     ADAC Laboratories ................................             5,887
    230     Coherent Inc.* ...................................            10,551
    628     Indexx Laboratories Inc.* ........................            11,814
    532     Mariner Health Group Inc.* .......................             7,714
    345     Medimmune Inc.* ..................................             9,143
    238     Patterson Dental Co.* ............................             8,419
    220     Renal Care Group Inc.* ...........................             7,178
    324     Respironics* .....................................             7,492
    390     Safeskin Corp.* ..................................            12,968
    421     Sunrise Medical* .................................             6,236
    326     Tecnol Medical Products Inc.* ....................             7,009
    192     Vitalink Pharmacy Svcs Inc.* .....................             3,804
                                                                      ----------
                                                                          98,215
                                                                      ----------

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Liquor (0.20%)
    287     Canadaigua Wine Co., Inc.* .......................         $  11,695
                                                                      ----------
Printing & Publishing (0.15%)
    301     Bowne & Co. Inc. .................................             8,710
                                                                      ----------
Restaurant (1.47%)
    451     Applebee's Intl., Inc. ...........................            11,501
    573     CKE Restaurants, Inc. ............................            18,479
    211     IHOP Corp.* ......................................             7,741
    464     Landry's Seafood Rest.* ..........................            11,136
    479     Luby's Cafeterias, Inc. ..........................             9,430
    302     Ruby Tuesday Inc.* ...............................             8,154
    881     Ryan's Family Steak House* .......................             8,149
    309     Showbiz Pizza Time, Inc.* ........................             7,223
    255     Sonic Corp.* .....................................             5,642
                                                                      ----------
                                                                          87,455
                                                                      ----------
Business Service (1.46%)
    382     BISYS Group Inc.* ................................            12,893
    324     Catalina Marketing Corp.* ........................            15,005
    282     Ciber Inc.* ......................................            11,262
    472     DeVry Inc.* ......................................            12,803
    394     National Data Corp. ..............................            14,750
    366     Norrell Corp. ....................................            11,826
    335     Pittson Services - Burlington ....................             8,040
                                                                      ----------
                                                                          86,579
                                                                      ----------
Office Product (0.13%)
    250     New England Business Srvc. .......................             7,625
                                                                      ----------
Health Care Service (2.87%)
    470     Coventry Corp.* ..................................             7,814
    288     Express Scripts, Inc.* ...........................            14,364
    458     Genesis Health Ventures* .........................            15,973
    361     Integrated Health Services .......................            11,913
    417     Lincare Holdings Inc.* ...........................            19,886
    223     Living Centers of America* .......................             8,558
    426     Magellan Health Srvs., Inc.* .....................            12,993
    357     OccuSystems, Inc.* ...............................            11,246
    357     Renal Treatment Ctrs., Inc.* .....................            12,093
    257     Rural/Metro Corp.* ...............................             7,068
    302     Sierra Health Services, Inc.* ....................             9,947
    482     Steris Corp.* ....................................            18,075
    460     Universal Hlth Services - B* .....................            20,154
                                                                      ----------
                                                                         170,084
                                                                      ----------
Health & Beauty Aids (0.14%)
    355     Regis Corp. ......................................             8,587
                                                                      ----------

                 Total Consumer Non-Durable ..................         1,054,569
                                                                      ----------

Banking & Financial Service (13.71%)
Bank & Bank Holding Co. (5.25%)
    122     Banc One Corp. ...................................             6,542
    273     CCB Financial Corp. ..............................            22,079
    370     Centura Banks, Inc. ..............................            21,044
    204     Coast Savings Financial Inc.* ....................             9,397
    260     Commnet Cellular, Inc.* ..........................             9,100
    354     Cullen/Frost Bankers, Inc. .......................            15,753
    539     Deposit Guaranty Corp. ...........................            17,282
    421     First Commercial Corp. ...........................            17,577
    353     Firstmerit Corp. .................................            16,547
    273     Firstbank Puerto Rico ............................             7,695
    107     JSB Financial, Inc. ..............................             4,855
    632     Keystone Fin., Inc. ..............................            21,409
    416     Magna Group, Inc. ................................            15,106
    541     Provident Financial Group ........................            25,630
    169     RCSB Financial, Inc. .............................             8,260
    548     Riggs Natl Corp. .................................            11,508
    477     St. Paul Bancorp .................................            11,031
    200     Summit Bancorp ...................................            11,904
    214     U.S. Trust Corp. .................................            11,235
    296     Whitney Holding Co. ..............................            11,914
    241     Zero Corp. .......................................             6,492
    755     Zions Bancorporation .............................            29,256
                                                                      ----------
                                                                         311,616
                                                                      ----------
Savings & Loan (2.07%)
    237     Astoria Financial Corp. ..........................            11,406
    512     Charter One Financial, Inc. ......................            27,840
    343     Commercial Federal Corp. .........................            14,427
    508     Downey Financial Corp. ...........................            11,240
    411     First Financial Corp. - WI .......................            13,255
    136     Onbancorp, Inc. ..................................             7,072
    757     Sovereign Bancorp, Inc. ..........................            11,734
    489     TCF Financial Corp. ..............................            26,070
                                                                      ----------
                                                                         123,044
                                                                      ----------
Finance Companies (0.71%)
    533     Amresco Inc.* ....................................            15,890
    260     North American Mortgage ..........................             6,727
    381     Pioneer Group, Inc. ..............................            12,383
    306     Piper Jaffray Companies, Inc. ....................             6,923
                                                                      ----------
                                                                          41,923
                                                                      ----------
Investment Companies  (1.36%)
    370     Alex, Brown, Inc. ................................            31,334
    315     Eaton Vance Corp. ................................             9,017
    134     Interra Financial, Inc. ..........................             5,829
    199     Legg Mason, Inc. .................................            12,288
    450     Raymond James Fncl. Corp. ........................            13,050
    309     SEI Investments Co. ..............................             8,961
                                                                      ----------
                                                                          80,479
                                                                      ----------

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Insurance (2.68%)
    223     Allied Group, Inc. ...............................         $   9,868
    225     American Bankers Ins. Grp. .......................            14,850
    305     Enhance Fncl. Svcs. Grp. .........................            14,106
    100     Executive Risk, Inc. .............................             5,781
    302     Fremont General Corp. ............................            12,042
    429     Frontier Insurance Group .........................            15,015
    178     Gallagher Arthur J & Co. .........................             6,364
    149     Life Re Corp. ....................................             7,646
    198     Mutual Risk Mgmt., Ltd. ..........................             9,158
    302     Orion Capital Corp. ..............................            12,835
    338     Protective Life Corp. ............................            16,816
    161     Selective Insurance Group ........................             7,929
    218     Trenwick Group Inc. ..............................             7,930
    349     Washington National Corp. ........................            10,296
    300     Zenith Ntnl. Ins. Corp. ..........................             8,081
                                                                      ----------
                                                                         158,717
                                                                      ----------
Real Estate (0.38%)
    233     First American Finl. Corp. .......................            10,427
    160     Macdermid, Inc. ..................................            12,400
                                                                      ----------
                                                                          22,827
                                                                      ----------
Financial Service (1.26%)
    174     Capital Re Corp. .................................             8,841
    481     Cash American Int'l., Inc. .......................             5,171
    246     CMAC Investment Corp. ............................            11,347
    410     First Michigan Bank Corp. ........................            15,273
    634     National Auto Credit, Inc.* ......................             5,231
    404     Primark Corp.* ...................................            10,984
    522     Quick & Reilly Group, Inc. .......................            17,879
                                                                      ----------
                                                                          74,726
                                                                      ----------

                 Total Banking & Financial Service ...........           813,332
                                                                      ----------

Utility (2.61%)
Electric (0.82%)
    149     CIlCORP, Inc. ....................................             5,988
    332     Eastern Utilities Assoc. .........................             6,349
    213     Interstate Power Co. .............................             6,230
    150     Orange & Rockland Utls. ..........................             5,091
     31     Puget Sound Energy, Inc. .........................               787
    338     Sierra Pacific Resources .........................            10,563
    354     TNP Enterprises, Inc. ............................             8,297
    155     United Illuminating Co. ..........................             5,415
                                                                      ----------
                                                                          48,720
                                                                      ----------
Gas (1.08%)
    428     Atmos Energy Corp. ...............................            11,663
    193     Central Hudson Gas & Elct. .......................             6,441
    323     Piedmont Natural Gas, Inc. .......................             8,539
    314     Pool Energy Services Co.* ........................             9,832
    211     Public Service Co. of NC .........................             4,497
    486     Southwestern Energy Co. ..........................             6,197
    388     Vintage Petroleum, Inc. ..........................            16,660
                                                                      ----------
                                                                          63,829
                                                                      ----------
Telephone (0.45%)
    282     ACC Corp.* .......................................             8,249
    257     Billing Information Concepts.* ...................             9,638
    200     Blount Intl. Inc. - CL A .........................             9,388
                                                                      ----------
                                                                          27,275
                                                                      ----------
Water (0.26%)
    316     Philadelphia Suburban Corp. ......................             7,327
    447     United Water Resources, Inc. .....................             7,990
                                                                      ----------
                                                                          15,317
                                                                      ----------

                 Total Utility ...............................           155,141
                                                                      ----------

Service (2.42%)
Distributor (1.02%)
    328     Fisher Scientific Int'l., Inc. ...................            16,154
    279     Hughes Supply, Inc. ..............................             7,149
    394     Kent Electronics Corp.* ..........................            14,750
    580     Tech Data Corp.* .................................            22,584
                                                                      ----------
                                                                          60,637
                                                                      ----------
Pollution Control (0.10%)
    454     Dames & Moore, Inc. ..............................             5,959
                                                                      ----------
Business (0.27%)
    321     Interim Services, Inc.* ..........................            15,849
                                                                      ----------
Miscellaneous (1.03%)
    251     Bassett Furniture Inds., Inc. ....................             6,903
    200     Central Parking Corp. ............................             9,150
    248     Stone & Webster, Inc. ............................            11,749
    249     Tetra Technologies, Inc.* ........................             5,229
    368     True North Communications ........................             9,246
    671     Tuboscope Vetco Intl. Co.* .......................            18,704
                                                                      ----------
                                                                          60,981
                                                                      ----------

                 Total Service ...............................           143,426
                                                                      ----------

Transportation (2.33%)
Air Transportation (0.63%)
    375     Air Express ......................................            11,391
    595     Comair Holdings, Inc. ............................            15,991
    266     Expeditors Intl Wash, Inc. .......................             9,742
                                                                      ----------
                                                                          37,124
                                                                      ----------
Trucking (1.41%)
    449     American Freightways Corp.* ......................             7,184
    707     Fritz Companies, Inc.* ...........................             9,191
    437     Heartland Express, Inc.* .........................            10,816
    248     Landstar System, Inc.* ...........................             6,789
    214     M S Carriers, Inc* ...............................             5,029
    593     Rollins Truck Leasing Corp. ......................             9,599
    355     US Freightways Corp. .............................            10,650
    524     Werner Enterprises, Inc. .........................            11,462
    416     Yellow Corp.* ....................................            13,052
                                                                      ----------
                                                                          83,772
                                                                      ----------

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Miscellaneous (0.29%)
    282     AAR Corp. ........................................         $   9,465
    379     Kirby Corp.* .....................................             7,675
                                                                      ----------
                                                                          17,140
                                                                      ----------

                 Total Transportation ........................           138,036
                                                                      ----------

Manufacturing (10.96%)
Consumer Durable (1.22%)
    265     Ethan Allen Interiors, Inc. ......................            19,478
    383     Intermet Corp. ...................................             6,631
    289     K2 Inc. ..........................................             8,959
    306     La-Z-Boy Chair Co. ...............................            10,825
    542     Outboard Marine Corp. ............................             9,688
    311     Scotts Company Class A* ..........................             8,708
    403     Sturm Ruger & Co., Inc. ..........................             7,909
                                                                      ----------
                                                                          72,198
                                                                      ----------
Building & Housing (0.57%)
     84     Butler Manufacturing .............................             3,024
    736     Champion Enterprises, Inc.* ......................            12,696
    321     Ply Gem Industries ...............................             6,219
    340     U.S. Home Corp.* .................................            12,006
                                                                      ----------
                                                                          33,945
                                                                      ----------
Chemical (1.14%)
    307     Brady (WH) Co. ...................................             9,325
    235     Cambrex Corp. ....................................            11,442
    108     Chemed Corporation ...............................             4,064
    356     Lilly Industries, Inc. ...........................             7,876
    521     Mississippi Chemical Corp. .......................            11,299
    312     OM Group, Inc. ...................................            11,427
    496     Regeneron Pharmaceutical* ........................             4,588
    277     W D-40 Co. .......................................             7,687
                                                                      ----------
                                                                          67,708
                                                                      ----------
Diversified (0.93%)
    533     Kemet Corp.* .....................................            15,524
    307     Kulicke & Soffa Industries* ......................            14,103
    173     SPS Technologies, Inc.* ..........................            14,856
    399     Standard Products, Inc. ..........................            10,574
                                                                      ----------
                                                                          55,057
                                                                      ----------
Capital Good (0.41%)
    254     Standex International Corp. ......................             8,017
    241     Tredegar Industries, Inc. ........................            16,584
                                                                      ----------
                                                                          24,601
                                                                      ----------
Paper & Forest Product (0.90%)
    307     Buckeye Cellulose Corp.* .........................            12,088
    274     Caraustar Industries .............................             9,847
    279     Mosinee Paper Corp. ..............................             8,300
    428     Pope & Talbot, Inc. ..............................             8,988
    299     TJ International, Inc. ...........................             7,550
    401     Universal Forest Products ........................             6,817
                                                                      ----------
                                                                          53,590
                                                                      ----------
Metal & Mineral (1.42%)
    318     AMCOL International Corp. ........................             5,406
    395     Baldor Electric Co. ..............................            12,048
    368     Castle (A.M.) & Co. ..............................             9,476
    273     Commercial Metals Co. ............................             8,395
  1,418     Helca Mining Co.* ................................             7,710
    525     Myers Industries, Inc. ...........................             8,344
    365     Pogo Producing Co. ...............................            15,832
    407     Valmont Industries, Inc. .........................             8,547
    259     Wolverine Tube, Inc.* ............................             8,320
                                                                      ----------
                                                                          84,078
                                                                      ----------
Container (0.07%)
    201     Shorewood Packaging Corp.* .......................             4,347
                                                                      ----------
Computer (1.51%)
    507     C Cube Microsystems* .............................            15,210
    345     Comverse Technology, Inc.* .......................            15,848
    469     Gerber Scientific, Inc. ..........................            10,142
    779     Komag, Inc.* .....................................            13,681
    196     Kronos, Inc.* ....................................             5,316
    495     Methode Electronics CL A .........................            11,756
    443     Network Equip. Tech. Inc.* .......................             8,334
    391     Telxon Corp. .....................................             9,384
                                                                      ----------
                                                                          89,671
                                                                      ----------
Non-Ferrous Metal (0.32%)
    384     Material Sciences* ...............................             6,144
    299     Mueller Industries* ..............................            13,100
                                                                      ----------
                                                                          19,244
                                                                      ----------
Gold & Precious Metal (0.57%)
    346     Alpharma, Inc. Class A ...........................             7,590
     57     Alpharma, Inc. Rts.* .............................               317
    883     Coeur D'Alene Mines* .............................            12,583
    390     Getchell Gold Corp.* .............................            13,260
                                                                      ----------
                                                                          33,750
                                                                      ----------
Miscellaneous (1.90%)
    537     Arctic Cat, Inc. .................................             5,840
    529     Birmingham Steel Corp. ...........................             9,919
    300     Delta & Pine Land Co. ............................            11,025
    257     Innovex, Inc. ....................................             8,642
    295     Lydall, Inc.* ....................................             7,006
    177     Medusa Corp. .....................................             8,319
    178     Novellus Systems, Inc.* ..........................            20,403
    256     Quanex Corp. .....................................             9,296
    334     Regal-Beloit Corp. ...............................            10,041
    441     Roper Industries, Inc. ...........................            12,458
    373     WMS Industries, Inc.* ............................             9,208
                                                                      ----------
                                                                         112,157
                                                                      ----------

                 Total Manufacturing .........................           650,346
                                                                      ----------

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Technology (13.25%)
Office Equipment (0.08%)
    274     Filenet Corp.* ...................................         $   4,915
                                                                      ----------
Electronic (2.46%)
    330     Applied Magnetics Co.* ...........................            12,189
    338     BE Aerospace, Inc.* ..............................            11,999
    564     Checkpoint Systems, Inc.* ........................             7,967
    326     Etec Systems, Inc.* ..............................            21,842
     96     Fluke Corp. ......................................             4,752
    253     Itron, Inc.* .....................................             6,072
    620     Read-Rite Corp.* .................................            17,786
    291     Sanmina Corp.* ...................................            23,062
    150     Speedfam Int'l., Inc.* ...........................             8,231
    120     Unitrode Corp.* ..................................             9,360
    476     Vitesse Semiconductor* ...........................            22,431
                                                                      ----------
                                                                         145,691
                                                                      ----------
Bio-Technology (1.00%)
    626     Advanced Tissue Sciences* ........................             9,781
    544     Alliance Pharmaceutical* .........................             5,542
    483     Cephalon, Inc.* ..................................             5,192
    376     Dekalb Genetics Corp. Cl. B ......................            14,758
    361     Enzo Biochem, Inc.* ..............................             5,821
    337     Mycogen Corp.* ...................................             8,341
    279     Protein Design Labs, Inc.* .......................             9,939
                                                                      ----------
                                                                          59,374
                                                                      ----------
Software (2.53%)
    442     Bantec, Inc.* ....................................            10,940
    291     Boole & Babbage, Inc.* ...........................             7,566
    335     Broederbund Software, Inc.* ......................             9,883
    468     Cerner Corp.* ....................................            13,806
    555     Cognex Corp.* ....................................            21,229
    321     Cyrix Corp.* .....................................             9,008
    257     Dialogic Corp.* ..................................            10,280
    936     Platinum Technology* .............................            22,230
    517     Sterling Software, Inc.* .........................            17,740
    682     System Software Assoc., Inc.* ....................            10,358
    357     Vantive Corp.* ...................................            10,889
    429     Xircom, Inc.* ....................................             6,060
                                                                      ----------
                                                                         149,989
                                                                      ----------
Business - Mechanics & Software (0.97%)
    777     Axciom Corp.* ....................................            13,792
    245     Fair Issac & Company, Inc. .......................            10,336
    303     Henry (Jack) & Assoc. ............................             7,575
    295     Hyperion Software Corp.* .........................             8,500
    690     Network General Corp.* ...........................            11,471
    321     Viewlogic Systems, Inc.* .........................             5,738
                                                                      ----------
                                                                          57,412
                                                                      ----------
Business - Service (0.76%)
    556     American Mgmt. Systems* ..........................            13,900
    741     Anixter International* ...........................            11,995
    333     Franklin Covey Co.* ..............................             8,283
    373     Zebra Tech CL A* .................................            10,957
                                                                      ----------
                                                                          45,135
                                                                      ----------
Semiconductor (1.95%)
    399     Dallas Semiconductor Corp.* ......................            15,287
    353     Lattice Semiconductor Corp.* .....................            22,482
    775     Microchip Tech.* .................................            31,339
    231     Park Electrochemical Corp. .......................             6,843
    130     Photronics, Inc.* ................................             7,670
    736     S3, Inc.* ........................................            11,822
    612     VLSI Technology* .................................            20,196
                                                                      ----------
                                                                         115,639
                                                                      ----------
Telecommunication (2.23%)
    401     Allen Telecom, Inc.* .............................             9,574
    748     Aspect Telecom. Corp.* ...........................            16,456
    590     Auspex Systems, Inc.* ............................             6,490
    510     Boston Technology, Inc.* .........................            15,013
    284     Digital Microwave Corp.* .........................            11,679
    999     General Communication* ...........................             8,367
  1,084     Geotek Communications, Inc.* .....................             4,743
    480     P Com, Inc.* .....................................            22,290
    584     Picturetel Corp.* ................................             7,300
    321     Symmetricom, Inc.* ...............................             5,176
    964     Tel-Save Holdings, Inc.* .........................            17,232
    328     Zilog, Inc.* .....................................             8,036
                                                                      ----------
                                                                         132,356
                                                                      ----------
Aerospace Aircraft (0.49%)
     94     Northrop Grumman Corp. ...........................            11,035
    553     Orbital Sciences Corp.* ..........................            11,993
    428     UNC, Inc.* .......................................             6,367
                                                                      ----------
                                                                          29,395
                                                                      ----------
Telecom Equipment (0.16%)
    143     Alliant Techsystems, Inc.* .......................             9,232
                                                                      ----------
Miscellaneous (0.63%)
    478     Keane, Inc.* .....................................            28,083
    275     National Computer Sys., Inc. .....................             9,006
                                                                      ----------
                                                                          37,089
                                                                      ----------

                 Total Technology ............................           786,227
                                                                      ----------

Energy (5.16%)
Oil & Gas - Domestic (3.09%)
    451     Barrett Resources Corp.* .........................            16,518
    411     Benton Oil & Gas* ................................             6,550
    465     Cabot Oil & Gas Corp. ............................            10,782
    482     Cross Timbers Oil Co. ............................            10,393
    460     Devon Energy Corp. ...............................            19,636
    139     Energen Corp. ....................................             5,013
    401     HS Resources, Inc.* ..............................             6,115
    427     KCS Energy, Inc. .................................            11,396
    776     Monterey Resouces, Inc. ..........................            16,005

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1997

 Shares                                                                  Value
 ------                                                                  -----
Oil & Gas - Domestic (continued)
    199     New Jersey Resources .............................         $   6,380
    492     Newfield Exploration Co.* ........................            12,638
    247     Northwest Natural Gas ............................             6,175
    395     Plains Resources, Inc.* ..........................         $   7,209
  1,325     Santa Fe Energy Res.* ............................            14,658
    449     Snyder Oil Corp. .................................             8,840
    292     Southwest Gas ....................................             5,785
    484     United Meridian Corp.* ...........................            18,967
                                                                      ----------
                                                                         183,060
                                                                      ----------
Oil & Gas - International (0.13%)
    203     St. Mary Land & Explor. ..........................             7,257
                                                                      ----------
Oil & Gas - Service (1.24%)
    412     Camco International, Inc. ........................            28,376
    462     Global Industrial Tech.* .........................             8,749
    262     Oceaneering International* .......................             6,108
    321     Offshore Logistics, Inc.* ........................             5,858
    634     Pride Petroleum Services* ........................            20,288
    110     Seitel, Inc.* ....................................             4,379
                                                                      ----------
                                                                          73,758
                                                                      ----------
Natural Gas (0.46%)
    332     K N Energy, Inc. .................................            13,778
    214     Pennsylvania Ent. ................................             5,604
    202     Wicor, Inc. ......................................             7,992
                                                                      ----------
                                                                          27,374
                                                                      ----------
Miscellaneous (0.24%)
    687     Input/Output, Inc.* ..............................            14,427
                                                                      ----------

                 Total Energy ................................           305,876
                                                                      ----------

Total Common Stock
    (cost $4,247,229) ........................................         4,798,091
                                                                      ----------
  Par
 Value
 -----
Short-Term Investments (18.71%)
            United States Treasury Bills
$800,000    5.570% 09/18/97 (b) ..............................           798,016
  40,979    Portico U.S. Government Money Market Fund ........            40,979
 269,280    Portico Institutional Money Market Fund ..........           269,280
                                                                      ----------
            Total Short-Term Investments (Cost $1,110,275) ...         1,110,275
                                                                      ----------
            Total Investments (Cost $5,357,504)(99.55%) ......         5,906,366
            Other Net Assets (0.45%) .........................            26,555
                                                                      ----------
                 Net Assets (100.00%) ........................        $5,932,921
                                                                      ==========

------------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $5,357,504. At August 31, 1997, unrealized apprec iation (depreciation) of securities for federal income tax purpose is as follows:

     Unrealized appreciation ............................         $669,778
     Unrealized depreciation ............................         (120,916)
                                                                  --------
          Net unrealized appreciation ...................         $548,862
                                                                  ========

(b) At August 31, 1997, certain United States Treasury Bills with a market value of $366,311 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1997 (Contracts-$500 times premium/delivery month/commitment)

                                                                 Unrealized
                                                                Appreciation
                                                               (Depreciation)
                                                                ------------
Russell 2000 Stock Index:
     1/Dec.97/Long ......................................          $12,168
     4/Sept. 97/Long ....................................           37,715
                                                                   -------
                                                                   $49,883
                                                                   =======

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 August 31, 1997

                                                           California         California        California
                                                            Tax-Free           Tax-Free           Insured
                                                          Money Market          Income         Intermediate
                                                              Fund               Fund              Fund
                                                         -------------       ------------      ------------
ASSETS
     Investments at market value (identified cost
     $93,390,226, $196,651,661 and $23,296,376
     respectively) (Note 1)                              $  93,390,226       $209,623,970      $ 24,011,087
     Cash (overdraft)                                           44,456             (6,802)           41,517
     Interest receivable                                       423,303          2,914,390           380,083
     Receivable for fund shares sold                            70,586              7,290               ---
                                                         -------------       ------------      ------------
         Total assets                                       93,928,571        212,538,848        24,432,687
                                                         -------------       ------------      ------------
LIABILITIES
     Payable for investments purchased                       1,005,740                ---               ---
     Payable for fund shares repurchased                        58,044             36,278             3,159
     Payable to Investment Advisor                              26,903             82,853             6,345
     Accrued expenses                                           18,282             30,792             7,506
     Distributions payable                                       1,413            190,532            25,923
                                                         -------------       ------------      ------------
         Total liabilities                                   1,110,382            340,455            42,933
                                                         -------------       ------------      ------------
Net Assets:
     (Applicable to 92,881,560, 16,503,395 and
     2,275,260 shares of beneficial interest with
     no par value, unlimited number of shares
     authorized)                                         $  92,818,189      $ 212,198,393      $ 24,389,754
                                                         =============      =============      ============
Pricing of Shares:
     Net asset value, offering and
     redemption price per share
     $92,818,189 / 92,881,560 shares                            $ 1.00
                                                                ======
     $212,198,393 / 16,503,395 shares                                             $ 12.86
                                                                                  =======
     $24,389,754 / 2,275,260 shares                                                                 $ 10.72
                                                                                                    =======
Net assets at August 31, 1997 consisted of:
     Paid-in capital                                      $ 92,881,560      $ 196,037,248      $ 23,568,519
     Undistributed net investment income                           ---            111,572            10,249
     Accumulated net realized gains (losses)                   (63,371)         3,077,264            96,275
     Unrealized appreciation of investments                        ---         12,972,309           714,711
                                                         -------------       ------------      ------------
                                                          $ 92,818,189      $ 212,198,393      $ 24,389,754
                                                         =============      =============      ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 August 31, 1997


                                                               U.S.          The United
                                                           Government          States            S&P 500          S&P MidCap
                                                           Securities         Treasury            Index             Index
                                                              Fund              Trust              Fund              Fund
                                                          ------------      -------------      ------------      ------------
ASSETS
     Investments at market value (identified cost
     $31,057,861, $104,495,166, $49,709,555
     and $33,646,805 respectively) (Note 1)               $ 31,062,425      $ 104,495,166      $ 71,640,937      $ 46,248,753
     Cash                                                       43,077             40,373               ---               ---
     Interest receivable                                       241,875                ---            22,772            13,391
     Dividends receivable                                          ---                ---           110,321            39,111
     Receivable for fund shares sold                             3,000             15,426            88,961            15,023
     Receivable for investments sold                               ---                ---               ---            60,403
     Receivable from Investment Advisor                            ---                ---             4,984               ---
     Variation margin receivable                                   ---                ---            18,860            16,515
                                                          ------------      -------------      ------------      ------------
         Total assets                                       31,350,377        104,550,965        71,886,835        46,393,196
                                                          ------------      -------------      ------------      ------------
LIABILITIES
     Payable to Investment Advisor                              11,913             24,067               ---            11,078
     Accrued expenses                                            8,748             11,751            22,100            10,457
     Payable for investments purchased                             ---                ---               ---           100,260
     Payable for fund shares repurchsed                          7,668              4,548             4,866               500
     Distributions payable                                      45,261              1,623               ---               ---
                                                          ------------      -------------      ------------      ------------
         Total liabilities                                      73,590             41,989            26,966           122,295
                                                          ------------      -------------      ------------      ------------
Net Assets:
     (Applicable to 3,012,324, 104,508,870,
     3,596,530 and 2,492,213 shares of
     beneficial interest with no par value,
     unlimited number of shares authorized)               $ 31,276,787      $ 104,508,976      $ 71,859,869      $ 46,270,901
                                                          ============      =============      ============      ============
Pricing of Shares:
     Net asset value, offering and
     redemption price per share
     $31,276,787 / 3,012,324 shares                            $ 10.38
                                                               =======
     $104,508,976 / 104,508,870 shares                                             $ 1.00
                                                                                   ======
     $71,859,869 / 3,596,530 shares                                                                 $ 19.98
                                                                                                    =======
     $46,270,901 / 2,492,213 shares                                                                                   $ 18.57
                                                                                                                      =======
     Net assets at August 31, 1997 consisted of:
     Paid-in capital                                      $ 31,057,379      $ 104,508,870      $ 48,402,664      $ 30,047,399
     Undistributed net investment income                        51,427                ---           108,369            98,859
     Undistributed net realized gains                          163,417                106         1,142,489         3,201,740
     Unrealized appreciation of investments                      4,564                ---        21,931,382        12,601,948
     Unrealized appreciation of futures contracts                  ---                ---           274,965           320,955
                                                          ------------      -------------      ------------      ------------
                                                          $ 31,276,787      $ 104,508,976      $ 71,859,869      $ 46,270,901
                                                          ============      =============      ============      ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 August 31, 1997

                                                               S&P
                                                             SmallCap            Equity
                                                              Index              Income
                                                               Fund               Fund
                                                            ----------        -----------
ASSETS
     Investments at market value
     (identified cost $5,357,504
     and $8,928,954 respectively) (Note 1)                 $ 5,906,366        $ 9,693,346
     Interest receivable                                         1,669              2,057
     Dividends receivable                                        2,415             20,711
     Receivable for fund shares sold                            30,005             16,206
     Receivable from Investment Advisor                          5,935                ---
     Variation margin receivable                                 5,875              7,350
     Deferred organization costs                                10,264             20,456
                                                            ----------        -----------
         Total assets                                        5,962,529          9,760,126
                                                            ----------        -----------
LIABILITIES
     Payable for investments purchased                          10,704                ---
     Payable to Investment Advisor                                 ---              4,118
     Accrued expenses                                           18,904              9,489
                                                            ----------        -----------
         Total liabilities                                      29,608             13,607
                                                            ----------        -----------
Net Assets:
     (Applicable to 484,210 and 771,067
     shares of beneficial interest with no par value,
     unlimited number of shares authorized)                $ 5,932,921        $ 9,746,519
                                                           ===========        ===========
Pricing of Shares:
     Net asset value, offering and
     redemption price per share
     $5,932,921 / 484,210 shares                               $ 12.25
                                                               =======
     $9,746,519 / 771,067 shares                                                  $ 12.64
                                                                                  =======

     Net assets at August 31, 1997 consisted of:
     Paid-in capital                                       $ 5,094,309        $ 8,674,195
     Undistributed net investment income                        13,768             51,300
     Undistributed net realized gains                          226,099            148,287
     Unrealized appreciation
     of investments                                            548,862            764,392
     Unrealized appreciation
     of futures contracts                                       49,883            108,345
                                                            ----------        -----------
                                                           $ 5,932,921        $ 9,746,519
                                                           ===========        ===========

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                         For Year Ended August 31, 1997

                                                           California         California        California
                                                            Tax-Free           Tax-Free          Insured
                                                          Money Market          Income         Intermediate
                                                              Fund               Fund              Fund
                                                          ------------       ------------      ------------
Investment Income:
     Interest income                                      $  3,331,103       $ 10,821,589      $  1,216,345
                                                          ------------       ------------      ------------
Expenses:
     Management fees (Note 2)                                  479,264            961,291           126,291
     Transfer agent fees                                        36,675             62,329            10,082
     Accounting services                                        21,363             64,631            26,419
     Custodian fees                                             22,886             32,001             4,980
     Legal and audit fees                                       14,727             60,984             4,064
     Trustees fees                                               4,017              3,989             3,971
     Insurance                                                     926              1,755               223
     Printing                                                    3,899              4,473             1,386
     Registration & dues                                           614              2,673                94
                                                          ------------       ------------      ------------
         Total expenses                                        584,371          1,194,126           177,510
           Less reimbursement from manager (Note 2)          (200,511)                ---          (38,590)
                                                          ------------       ------------      ------------
         Net expenses                                          383,860          1,194,126           138,920
                                                          ------------       ------------      ------------
           Net investment income                             2,947,243          9,627,463         1,077,425
                                                          ------------       ------------      ------------
Realized and Unrealized Gain on Investments:
     Net realized gain from security transactions                5,971          3,204,625           130,038
     Increase in unrealized appreciation of investments            ---          6,012,149           552,302
                                                          ------------       ------------      ------------
     Net realized and unrealized gain on
         investments                                             5,971          9,216,774           682,340
                                                          ------------       ------------      ------------
     Net increase in net assets resulting
         from operations                                  $  2,953,214       $ 18,844,237      $  1,759,765
                                                          ============       ============      ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                         For Year Ended August 31, 1997

                                                              U.S.           The United
                                                           Government          States             S&P 500         S&P MidCap
                                                           Securities         Treasury             Index             Index
                                                              Fund              Trust               Fund              Fund
                                                           -----------       -----------        -----------       -----------
Investment Income:
     Interest income                                       $ 2,009,159       $ 2,198,880          $ 378,983         $ 178,667
     Dividend income                                               ---               ---            980,355           522,924
                                                           -----------       -----------        -----------       -----------
         Total                                               2,009,159         2,198,880          1,359,338           701,591
                                                           -----------       -----------        -----------       -----------
Expenses:
     Management fees (Note 2)                                  150,067           210,368            143,433           155,818
     Transfer agent fees                                        13,036            13,715             35,203            21,658
     Accounting services                                        18,581            22,119             23,538            21,166
     Custodian fees                                              8,598             8,682             22,834            14,552
     Legal and audit fees                                       12,326             9,541              8,500             7,354
     Trustees fees                                               1,995             2,064              1,994             2,005
     Insurance                                                     266               302             13,426               315
     Printing                                                    2,968             2,068              8,273             5,916
     Registration & dues                                           723               198              1,491             1,003
     Standard & Poor's licensing fees                              ---               ---             10,000            10,000
                                                           -----------       -----------        -----------       -----------
         Total expenses                                        208,560           269,057            268,692           239,787
           Less reimbursement from manager (Note 2)            (13,522)         (100,556)          (151,316)*         (83,969)*
                                                           -----------       -----------        -----------       -----------
         Net expenses                                          195,008           168,501            117,376           155,818
                                                           -----------       -----------        -----------       -----------
           Net investment income                             1,814,151         2,030,379          1,241,962           545,773
                                                           -----------       -----------        -----------       -----------
Realized and Unrealized Gain (Loss) on Investments:
     Net realized gain (loss) from security transactions       181,246            (1,524)           217,651         2,948,458
     Net realized gain from futures contracts                      ---               ---          1,325,380           534,845
     Increase in unrealized appreciation of investments        889,918               ---         15,741,854         7,983,701
     Increase in unrealized gain from futures contracts            ---               ---            354,370           324,290
                                                           -----------       -----------        -----------       -----------
         Net realized and unrealized gain (loss) on
         investments                                         1,071,164            (1,524)        17,639,255        11,791,294
                                                           -----------       -----------        -----------       -----------
     Net increase in net assets resulting
         from operations                                   $ 2,885,315       $ 2,028,855        $18,881,217       $12,337,067
                                                           ===========       ===========        ===========       ===========

* During fiscal years ended August 31, 1997 and 1996, the Manager received monies in the form of quarterly account fees from shareholders of the S&P 500 Index Fund and the S&P MidCap Index Fund to offset custody expenses. For the fiscal year ended August 31, 1997 the manager received $14,668 from the S&P 500 Index Fund shareholders and $10,190 from the S&P MidCap Index Fund shareholders, which monies were applied to the Funds' custody charges, reducing the Funds' operating expenses. The reduction in the Funds' operating expenses had the effect of lowering the amount of out-of-pocket reimbursements by the Manager in that fiscal year to $136,648 for the S&P 500 Index Fund and $73,770 for the S&P MidCap Fund. For the prior fiscal year ended August 31, 1996, the Manager received $10,453 from the S&P 500 Index Fund shareholders and $9,655 from the S&P MidCap Index Fund shareholders, which monies were applied to the Funds' custody charges, reducing the Funds' operating expenses. The reduction in the Funds' operating expenses had the effect of lowering the amount of out-of-pocket reimbursements by that Manager in that fiscal year to $112,229 for the S&P 500 Index Fund and $82,296 for the S&P MidCap Index Fund. Previously reported numbers for the Funds' 1996 fiscal year reflected reimbursement for these two Funds as $112,682 and $91,951, respectively. The Manager has made arrangements for quarterly account fees to be paid directly to the custodian in the future.

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                           Year ended August 31, 1997

                                                                S&P
                                                              SmallCap           Equity
                                                               Index             Income
                                                                Fund*             Fund**
                                                              --------         ----------
Investment Income:
     Interest income                                           $61,040            $96,751
     Dividend income                                            17,369             83,214
                                                              --------         ----------
         Total                                                  78,409            179,965
                                                              --------         ----------
Expenses:
     Management fees (Note 2)                                   15,081             22,205
     Transfer agent fees                                         7,800              8,600
     Accounting services                                        18,805             18,827
     Custodian fees                                             16,038              3,956
     Legal and audit fees                                        4,728              5,742
     Trustees fees                                               2,000              2,000
     Insurance                                                     189                214
     Printing                                                    1,494              1,290
     Registration & dues                                         1,303              1,311
     Standard & Poor's licensing fees                              686                ---
     Amortization of deferred organizational costs               2,308              5,136
                                                              --------         ----------
         Total expenses                                         70,432             69,281
           Less reimbursement from manager (Note 2)            (50,827)           (35,391)
                                                              --------         ----------
         Net expenses                                           19,605             33,890
                                                              --------         ----------
           Net investment income                                58,804            146,075
                                                              --------         ----------
Realized and Unrealized Gain on Investments:
     Net realized gain from security transactions               60,141              1,693
     Net realized gain from futures contracts                  165,958            200,285
     Change in unrealized appreciation of investments          548,862            764,392
     Change in unrealized gain from futures contracts           49,883            108,345
                                                              --------         ----------
     Net realized and unrealized gain on
         investments                                           824,844          1,074,715
                                                              --------         ----------
     Net increase in net assets resulting
         from operations                                      $883,648         $1,220,790
                                                              ========         ==========

* Commencement of Operations October 2, 1996
** Commenecement of Operations September 4, 1996

                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                California Tax-Free                 California Tax-Free
                                                                 Money Market Fund                      Income Fund
                                                          -------------------------------     -------------------------------
                                                           Year Ended         Year Ended        Year Ended        Year Ended
                                                           August 31,         August 31,        August 31,        August 31,
                                                              1997               1996              1997              1996
                                                          ------------      -------------     -------------     -------------
OPERATIONS:
     Net investment income                                $  2,947,243      $   2,871,143     $   9,627,463     $   9,930,698
     Net realized gain (loss) on investments                     5,971             (7,237)        3,204,625         1,141,813
     Increase in unrealized
         appreciation of investments                               ---                ---         6,012,149           819,602
                                                          ------------      -------------     -------------     -------------
     Net increase in net
         assets resulting from operations                    2,953,214          2,863,906        18,844,237        11,892,113
     Undistributed investment income
         included in price of shares sold
           and repurchased                                         ---                ---            84,784           (48,607)

DISTRIBUTIONS TO
     SHAREHOLDERS:
     Distributions from net investment
         income                                             (2,947,243)        (2,871,143)       (9,602,319)       (9,898,576)
     Distributions from realized capital
         gains on investments                                      ---                ---               ---               ---
CAPITAL SHARE
     TRANSACTIONS:
     Increase (decrease) in net assets
         resulting from capital share
         transactions                                      (10,589,839)        22,997,717         7,946,108        (3,064,916)
                                                          ------------      -------------     -------------     -------------
     Total increase (decrease)                             (10,583,868)        22,990,480        17,272,810        (1,119,986)
NET ASSETS
     Beginning of Year                                     103,402,057         80,411,577       194,925,583       196,045,569
                                                          ------------      -------------     -------------     -------------
     End of Year                                          $ 92,818,189      $ 103,402,057     $ 212,198,393     $ 194,925,583
                                                          ============      =============     =============     =============
* Including undistributed net
  investment income of:                                   $        ---      $         ---     $     111,572     $       1,644
                                                          ============      =============     =============     =============

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                California Insured                    U.S. Government
                                                                Intermediate Fund                     Securities Fund
                                                          -------------------------------     -------------------------------
                                                           Year Ended         Year Ended        Year Ended        Year Ended
                                                           August 31,         August 31,        August 31,        August 31,
                                                              1997               1996              1997              1996
                                                          ------------      -------------     -------------     -------------
OPERATIONS:
     Net investment income                                $  1,077,425      $  1,021,722      $   1,814,151     $   1,871,541
     Net realized gain  on investments                         130,038           252,253            181,246           515,038
     Increase (decrease) in unrealized
         appreciation of investments                           552,302          (413,306)           889,918        (1,961,734)
                                                          ------------      -------------     -------------     -------------
Net increase in net
         assets resulting from operations                    1,759,765           860,669          2,885,315           424,845
     Undistributed investment income
         included in price of shares sold
           and repurchased                                      (6,547)           (3,699)              (875)           (1,739)
DISTRIBUTIONS TO
     SHAREHOLDERS:
     Distributions from net investment
         income                                             (1,068,379)       (1,015,189)        (1,804,334)       (1,864,644)
     Distributions from realized capital
         gains on investments                                      ---               ---           (401,287)              ---
CAPITAL SHARE
     TRANSACTIONS:
     Increase (decrease) in net assets
         resulting from capital share
         transactions                                         (501,814)          849,529          1,510,204           645,403
                                                          ------------      -------------     -------------     -------------
     Total increase (decrease)                                 183,025           691,310          2,189,023          (796,135)
NET ASSETS
     Beginning of Year                                      24,206,729        23,515,419         29,087,764        29,883,899
                                                          ------------      -------------     -------------     -------------
     End of Year                                          $ 24,389,754      $ 24,206,729      $  31,276,787     $  29,087,764
                                                          ============      =============     =============     =============

* Including undistributed net
  investment income of:                                   $     10,249      $      7,750      $      51,427     $      10,226
                                                          ============      =============     =============     =============

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                 The United States
                                                                  Treasury Trust
                                                          -------------------------------
                                                           Year Ended         Year Ended
                                                           August 31,         August 31,
                                                              1997               1996
                                                          ------------      -------------
OPERATIONS:
     Net investment income                                 $ 2,030,379      $   1,856,992
     Net realized gain (loss) on investments                    (1,524)             6,239
                                                          ------------      -------------
     Net increase in net
         assets resulting from operations                    2,028,855          1,863,231

DISTRIBUTIONS TO
     SHAREHOLDERS:
     Distributions from net investment
         income                                             (2,030,379)        (1,856,992)
     Distributions from realized capital
         gains on investments                                      ---            (10,667)
CAPITAL SHARE
     TRANSACTIONS:
     Increase in net assets
         resulting from capital share
         transactions                                       66,607,794          8,110,028
                                                          ------------      -------------
     Total increase                                         66,606,270          8,105,600
NET ASSETS
     Beginning of year                                      37,902,706         29,797,106
                                                          ------------      -------------
     End of year*                                         $104,508,976      $  37,902,706
                                                          ============      =============
* Including undistributed net
  investment income of:                                   $        ---      $         ---
                                                          ============      =============

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                      S&P 500                           S&P MidCap
                                                                    Index Fund                          Index Fund
                                                          -------------------------------      ------------------------------
                                                           Year Ended         Year Ended        Year Ended        Year Ended
                                                           August 31,         August 31,        August 31,        August 31,
                                                              1997               1996              1997              1996
                                                          ------------      -------------      ------------      ------------
OPERATIONS:
     Net investment income                                $  1,241,962       $    839,009      $    545,773      $    497,699
     Net realized gain on investments                          217,651            201,229         2,948,458         1,720,601
     Net realized gain on
         futures contracts                                   1,325,380            439,470           534,845           327,260
     Increase in unrealized
         appreciation of investments                        15,741,854          3,212,679         7,983,701           827,425
     Increase (decrease)  in unrealized
         appreciation of futures contracts                     354,370           (146,030)          324,290          (289,620)
                                                          ------------      -------------      ------------      ------------
     Net increase in net
         assets resulting from operations                   18,881,217          4,546,357        12,337,067         3,083,365
     Undistributed investment income
         included in price of shares sold
           and repurchased                                      23,729             52,233             1,875             7,839
DISTRIBUTIONS TO
     SHAREHOLDERS:
     Distributions from net investment
         income                                             (1,199,941)          (824,485)         (531,399)         (508,545)
     Distributions from realized capital
         gains on investments                                 (870,328)          (958,225)       (1,714,021)       (1,304,003)
CAPITAL SHARE
     TRANSACTIONS:
     Increase in net assets
         resulting from capital share
         transactions                                       11,175,794         19,233,328         2,618,293         6,112,586
                                                          ------------      -------------      ------------      ------------
     Total increase                                         28,010,471         22,049,208        12,711,815         7,391,242
NET ASSETS
     Beginning of Year                                      43,849,398         21,800,190        33,559,086        26,167,844
                                                          ------------      -------------      ------------      ------------
     End of Year                                          $ 71,859,869       $ 43,849,398      $ 46,270,901      $ 33,559,086
                                                          ============      =============      ============      ============
* Including undistributed net
  investment income of:                                   $    108,369       $    185,625      $     98,859      $     82,610
                                                          ============      =============      ============      ============

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                           S&P SmallCap          Equity
                                                            Index Fund        Income Fund
                                                         ---------------   -----------------
                                                         October 2, 1996*  September 4, 1996*
                                                                to                 to
                                                         August 31, 1997    August 31, 1997
                                                         ---------------   -----------------
OPERATIONS:
     Net investment income                                 $    58,804        $   146,075
     Net realized gain on investments                           60,141              1,693
     Net realized gain on
         futures contracts                                     165,958            200,285
     Increase in unrealized
         appreciation of investments                           548,862            764,392
     Increase in unrealized
         appreciation of futures contracts                      49,883            108,345
                                                           -----------        -----------
     Net increase in net
         assets resulting from operations                      883,648          1,220,790
     Undistributed investment income
         included in price of shares sold
           and repurchased                                      13,450             31,249
DISTRIBUTIONS TO
     SHAREHOLDERS:
     Distributions from net investment
         income                                                (58,486)          (126,024)
     Distributions from realized capital
         gains on investments                                      ---            (53,691)
CAPITAL SHARE
     TRANSACTIONS:
     Increase in net assets
         resulting from capital share
         transactions                                        5,094,309          8,674,195
                                                           -----------        -----------
     Total increase                                          5,932,921          9,746,519
NET ASSETS
     Beginning of period                                           ---                ---
                                                           -----------        -----------
     End of period                                         $ 5,932,921        $ 9,746,519
                                                           ===========        ===========
** Including undistributed net
   investment income of:                                   $    13,768        $    51,300
                                                           ===========        ===========

* Commencement of Operations

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                          California Tax Free Income Fund
                                                         ------------------------------------------------------------------
                                                                   Year Ended                             Year Ended
                                                                 August 31, 1997                       August 31, 1996
                                                         ------------------------------       -----------------------------
                                                            Shares             Value             Shares            Value
                                                         -----------      -------------       -----------     -------------
Shares sold                                               15,518,073      $ 195,235,391        19,241,362     $ 239,721,369
Shares issued in reinvestment of
   dividends                                                 556,169          7,038,369           590,351         7,370,563
                                                         -----------      -------------       -----------     -------------
                                                          16,074,242        202,273,760        19,831,713       247,091,932
Shares repurchased                                       (15,411,321)      (194,327,652)      (20,037,128)     (250,156,848)
                                                         -----------      -------------       -----------     -------------
   Net increase (decrease)                                   662,921      $   7,946,108          (205,415)    $  (3,064,916)
                                                         ===========      =============       ===========     =============

                                                                         California Insured Intermediate Fund
                                                         ------------------------------------------------------------------
                                                                   Year Ended                             Year Ended
                                                                 August 31, 1997                       August 31, 1996
                                                         ------------------------------       -----------------------------
Shares sold                                                  553,257      $   5,868,595           486,799     $   5,134,564
Shares issued in reinvestment of
   dividends                                                  65,488            694,600            61,399           647,284
                                                         -----------      -------------       -----------     -------------
                                                             618,745          6,563,195           548,198         5,781,848
Shares repurchased                                          (665,994)        (7,065,009)         (467,461)       (4,932,319)
                                                         -----------      -------------       -----------     -------------
   Net increase (decrease)                                   (47,249)     $    (501,814)           80,737     $     849,529
                                                         ===========      =============       ===========     =============

                                                              California Tax-Free                   The United States
                                                               Money Market Fund                      Treasury Trust
                                                       ----------------------------------   ----------------------------------
                                                         Year Ended         Year Ended        Year Ended         Year Ended
                                                       August 31, 1997    August 31, 1996   August 31, 1997    August 31, 1996
                                                        Shares/Value       Shares/Value      Shares/Value       Shares/Value
                                                       ----------------------------------   ----------------------------------
Shares sold                                              227,563,107        340,959,349       177,112,223       142,670,759
Shares issued in reinvestment of
   dividends                                               2,752,018          2,690,146         1,911,369         1,792,248
                                                        ------------       ------------      ------------      ------------
                                                         230,315,125        343,649,495       179,023,592       144,463,007
Shares repurchased                                      (240,904,964)      (320,651,778)     (112,415,798)     (136,352,979)
                                                        ------------       ------------      ------------      ------------
   Net increase (decrease)                               (10,589,839)        22,997,717        66,607,794         8,110,028
                                                        ============       ============      ============      ============

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                            U.S. Government Securities Fund
                                                          -----------------------------------------------------------------
                                                                   Year Ended                             Year Ended
                                                                 August 31, 1997                       August 31, 1996
                                                          -----------------------------        ----------------------------
Shares sold                                                  902,210      $   9,397,314           435,901     $   4,635,912
Shares issued in reinvestment of
   dividends                                                 140,590          1,478,128           115,296         1,230,789
                                                          ----------      -------------        ----------     -------------
                                                           1,042,800         10,875,442           551,197         5,866,701
Shares repurchased                                          (897,543)        (9,365,238)         (488,489)       (5,221,298)
                                                          ----------      -------------        ----------     -------------
   Net increase                                              145,257      $   1,510,204            62,708     $     645,403
                                                          ==========      =============        ==========     =============

                                                                                   S&P 500 Index Fund
                                                          -----------------------------------------------------------------
                                                                   Year Ended                             Year Ended
                                                                 August 31, 1997                       August 31, 1996
                                                          -----------------------------        ----------------------------
Shares sold                                                  995,232      $  17,627,409         1,401,521     $  20,434,952
Shares issued in reinvestment
   dividends                                                 116,363          1,976,364           121,420         1,710,169
                                                          ----------      -------------        ----------     -------------
                                                           1,111,595         19,603,773         1,522,941        22,145,121
Shares repurchased                                          (475,659)        (8,427,979)         (199,649)       (2,911,793)
                                                          ----------      -------------        ----------     -------------
   Net increase                                              635,936      $  11,175,794         1,323,292     $  19,233,328
                                                          ==========      =============        ==========     =============

                                                                                 S&P MidCap Index Fund
                                                          -----------------------------------------------------------------
                                                                   Year Ended                             Year Ended
                                                                 August 31, 1997                       August 31, 1996
                                                          -----------------------------        ----------------------------
Shares sold                                                  393,161      $   6,202,187           495,843     $   7,090,800
Shares issued in reinvestment of
   dividends                                                 135,895          2,070,573           126,606         1,742,125
                                                          ----------      -------------        ----------     -------------
                                                             529,056          8,272,760           622,449         8,832,925
Shares repurchased                                          (359,660)        (5,654,467)         (193,733)       (2,720,339)
                                                          ----------      -------------        ----------     -------------
   Net increase                                              169,396      $   2,618,293           428,716     $   6,112,586
                                                          ==========      =============        ==========     =============

                 See accompanying notes to financial statements

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                S&P SmallCap Index Fund
                                                               --------------------------
                                                                    October 2, 1996*
                                                                           to
                                                                    August 31, 1997
                                                               --------------------------
                                                                Shares           Value
                                                               -------        -----------
Shares sold                                                    527,577        $ 5,546,419
Shares issued in reinvestment of
   dividends                                                     5,093             52,289
                                                               -------        -----------
                                                               532,670          5,598,708
Shares repurchased                                             (48,460)          (504,399)
                                                               -------        -----------
   Net increase                                                484,210        $ 5,094,309
                                                               =======        ===========

                                                                    Equity Income Fund
                                                               --------------------------
                                                                    September 4, 1996*
                                                                            to
                                                                     August 31, 1997
                                                               --------------------------
                                                                Shares           Value
                                                               -------        -----------
Shares sold                                                    808,442        $ 9,069,892
Shares issued in reinvestment of
   dividends                                                    15,282            172,099
                                                               -------        -----------
                                                               823,724          9,241,991
Shares repurchased                                             (52,657)          (567,796)
                                                               -------        -----------
   Net increase                                                771,067        $ 8,674,195
                                                               =======        ===========

  * Commencement of Operations

                 See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                            California Tax-Free Money Market Fund
                                                              -----------------------------------------------------------------
                                                              Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of year                             $  1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                        0.031        0.032         0.032         0.022         0.022
     LESS DISTRIBUTIONS
     Dividends from net investment income                        (0.031)      (0.032)       (0.032)       (0.022)       (0.022)
                                                               --------     --------      --------      --------      --------
Net asset value, end of year                                   $  1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                                               ========     ========      ========      ========      ========
Total Return                                                       3.09%        3.26%         3.27%         2.18%         2.27%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's)                        $ 92,818     $103,402      $ 80,412      $ 85,935      $ 58,754
     Ratio of expenses to average net assets:
         Before expense reimbursements                             0.61%        0.61%         0.66%         0.68%         0.39%
         After expense reimbursements                              0.40%        0.40%         0.40%         0.35%         0.24%
     Ratio of net investment income to average net assets:
         Before expense reimbursements                             2.86%        2.90%         2.97%         1.83%         2.10%
         After expense reimbursements                              3.07%        3.11%         3.23%         2.16%         2.25%

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout each year)


                                                                               California Tax-Free Income Fund
                                                              -----------------------------------------------------------------
                                                              Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of year                             $  12.31     $  12.22      $  12.17      $  13.39      $  12.42
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                         0.60         0.62          0.61          0.65          0.69
     Net gain (loss) on securities (both
      realized and unrealized)                                     0.54         0.09          0.30         (0.92)         1.04
                                                               --------     --------      --------      --------      --------
         Total from investment operations                          1.14         0.71          0.91         (0.27)         1.73
                                                               --------     --------      --------      --------      --------
     LESS DISTRIBUTIONS
     Dividends from net investment income                         (0.59)       (0.62)        (0.66)        (0.66)        (0.68)
     Distributions from capital gains                              .---         .---         (0.20)        (0.29)        (0.08)
                                                               --------     --------      --------      --------      --------
         Total distributions                                      (0.59)       (0.62)        (0.86)        (0.95)        (0.76)
                                                               --------     --------      --------      --------      --------
Net asset value, end of year                                   $  12.86     $  12.31      $  12.22      $  12.17      $  13.39
                                                               ========     ========      ========      ========      ========
Total Return                                                       9.48%        5.40%         8.01%        (2.15%)       14.55%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's)                        $212,198     $194,926      $196,046      $225,087      $274,325
     Ratio of expenses to average net  assets:
         Before expense reimbursements                             0.59%        0.60%         0.62%         0.60%         0.60%
         After expense reimbursements                              0.59%        0.60%         0.62%         0.60%         0.60%
     Ratio of net investment income to average net assets:
         Before expense reimbursements                             4.75%        4.96%         5.13%         5.09%         5.41%
         After expense reimbursements                              4.75%        4.96%         5.13%         5.09%         5.41%
     Portfolio Turnover                                           34.96%       10.34%        32.21%        31.27%        25.42%

* Annualized

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout the period)

                                                                            California Insured Intermediate Fund
                                                              -----------------------------------------------------------------
                                                                                                                    October 20,
                                                              Year Ended   Year Ended    Year Ended    Year Ended     1992* to
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of period                           $  10.42     $  10.49      $  10.23      $  10.65      $  10.00
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                         0.45         0.46          0.44          0.44          0.40
     Net gain (loss) on securities (both
      realized and unrealized)                                     0.30        (0.07)         0.30         (0.42)         0.61
                                                               --------     --------      --------      --------      --------
         Total from investment operations                          0.75         0.39          0.74          0.02          1.01
                                                               --------     --------      --------      --------      --------
     LESS DISTRIBUTIONS
     Dividends from net investment income                         (0.45)       (0.46)        (0.48)        (0.44)        (0.36)
                                                               --------     --------      --------      --------      --------
Net asset value, end of period                                 $  10.72     $  10.42      $  10.49      $  10.23      $  10.65
                                                               ========     ========      ========      ========      ========
Total Return                                                       7.34%        3.75%         7.46%         0.23%        11.91%**

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                      $ 24,390     $ 24,207      $ 23,515      $ 21,800      $ 11,145
     Ratio of expenses to average net assets:
         Before expense reimbursements                             0.70%        0.70%         0.76%         0.88%         2.00%**
         After expense reimbursements                              0.55%        0.55%         0.60%         0.46%         0.16%**
     Ratio of net investment income to average net assets:
         Before expense reimbursements                             4.12%        4.22%         4.19%         3.77%         2.75%**
         After expense reimbursements                              4.27%        4.37%         4.35%         4.19%         4.59%**
     Portfolio Turnover                                           32.11%       36.08%        43.56%         8.91%          ---

* Commencement of operations
** Annualized

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout each year)

                                                                               U.S. Government Securities Fund
                                                              -----------------------------------------------------------------
                                                              Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of year                             $  10.15     $  10.66      $  10.30      $  11.76      $  10.52
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                         0.64         0.66          0.70          0.67          0.71
     Net gain (loss) on securities (both
      realized and unrealized)                                     0.36        (0.51)         0.41         (1.40)         1.29
                                                               --------     --------      --------      --------      --------
         Total from investment operations                          1.00         0.15          1.11         (0.73)         2.00
                                                               --------     --------      --------      --------      --------
     LESS DISTRIBUTIONS
     Dividends from net investment income                         (0.63)       (0.66)        (0.75)        (0.67)        (0.71)
     Distributions from capital gains                             (0.14)        .---          .---         (0.06)        (0.05)
                                                               --------     --------      --------      --------      --------
         Total distributions                                      (0.77)       (0.66)        (0.75)        (0.73)        (0.76)
                                                               --------     --------      --------      --------      --------
Net asset value, end of year                                   $  10.38     $  10.15      $  10.66      $  10.30      $  11.76
                                                               ========     ========      ========      ========      ========
Total Return                                                      10.00%        1.26%        11.42%        (6.44%)       20.09%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's)                        $ 31,277     $ 29,088      $ 29,884      $ 30,228      $ 35,787
     Ratio of expenses to average net assets:
         Before expense reimbursements                             0.69%        0.71%         0.75%         0.73%         0.75%
         After expense reimbursements                              0.65%        0.65%         0.64%         0.62%         0.52%
     Ratio of net investment income to average net assets:
         Before expense reimbursements                             6.00%        6.10%         6.72%         5.99%         6.32%
         After expense reimbursements                              6.04%        6.16%         6.83%         6.10%         6.55%
     Portfolio Turnover                                          170.76%       89.11%       169.83%       129.06%        52.30%

* Annualized

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout the period)

                                                                              The United States Treasury Trust
                                                              -----------------------------------------------------------------
                                                              Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of year                             $  1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                        0.048        0.050         0.050         0.031         0.028
     LESS DISTRIBUTIONS
     Dividends from net investment income                        (0.048)      (0.050)       (0.050)       (0.031)       (0.028)
                                                               --------     --------      --------      --------      --------
Net asset value, end of year                                   $  1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                                               ========     ========      ========      ========      ========
Total Return                                                       4.92%        5.11%         5.10%         3.11%         2.86%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's)                        $104,509     $ 37,903      $ 29,797      $ 19,268      $ 28,449
     Ratio of expenses to average net assets:
         Before expense reimbursements                             0.64%        0.66%         0.72%         0.75%         0.65%
         After expense reimbursements                              0.40%        0.43%         0.50%         0.52%         0.32%
     Ratio of net investment income to average net assets:
         Before expense reimbursements                             4.58%        4.60%         4.75%         2.62%         2.43%
         After expense reimbursements                              4.82%        4.83%         4.97%         2.85%         2.76%

* Annualized

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout the period)

                                                                                     S&P 500 Index Fund
                                                              -----------------------------------------------------------------
                                                              Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of year                             $  14.81     $  13.31      $  11.38      $  11.25      $  10.09
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                         0.38         0.36          0.39          0.30          0.30
     Net gain on securities (both
      realized and unrealized)                                     5.44         2.05          1.94          0.26          1.16
                                                               --------     --------      --------      --------      --------
         Total from investment operations                          5.82         2.41          2.33          0.56          1.46
                                                               --------     --------      --------      --------      --------
     LESS DISTRIBUTIONS
     Dividends from net investment income                         (0.37)       (0.37)        (0.37)        (0.30)        (0.30)
     Distributions from capital gains                             (0.28)       (0.54)        (0.03)        (0.13)         .---
                                                               --------     --------      --------      --------      --------
         Total distributions                                      (0.65)       (0.91)        (0.40)        (0.43)        (0.30)
                                                               --------     --------      --------      --------      --------
Net asset value, end of year                                   $  19.98     $  14.81      $  13.31      $  11.38      $  11.25
                                                               ========     ========      ========      ========      ========
Total Return                                                      40.19%       18.63%        21.06%         5.17%        14.77%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's)                        $ 71,860     $ 43,849      $ 21,800      $ 14,830      $ 11,352
     Ratio of expenses to average net assets:
         Before expense reimbursements                             0.46%        0.57%         1.04%         1.01%         1.41%
         After expense reimbursements                              0.20%        0.20%         0.20%         0.20%         0.09%
     Ratio of net investment income to average net assets:
         Before expense reimbursements                             1.85%        2.13%         2.40%         1.95%         1.54%
         After expense reimbursements                              2.11%        2.50%         3.24%         2.76%         2.86%
     Portfolio Turnover                                            2.10%        1.87%         3.68%         1.22%         8.46%
     Average per share broker commissions (1)                  $ 0.0300     $ 0.0284

(1) not required prior to August 31, 1995

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout the period)

                                                                                   S&P MidCap Index Fund
                                                              -----------------------------------------------------------------
                                                              Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                              August 31,   August 31,    August 31,    August 31,    August 31,
                                                                 1997         1996          1995          1994          1993
                                                               --------     --------      --------      --------      --------
Net asset value, beginning of year                             $  14.45     $  13.82      $  12.21      $  12.23      $  10.12
                                                               --------     --------      --------      --------      --------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                         0.22         0.24          0.26          0.22          0.25
     Net gain on securities (both
      realized and unrealized)                                     4.85         1.33          2.04          0.22          2.11
                                                               --------     --------      --------      --------      --------
         Total from investment operations                          5.07         1.57          2.30          0.44          2.36
                                                               --------     --------      --------      --------      --------
     LESS DISTRIBUTIONS
     Dividends from net investment income                         (0.22)       (0.25)        (0.25)        (0.22)        (0.25)
     Distributions from capital gains                             (0.73)       (0.69)        (0.44)        (0.24)         .---
                                                               --------     --------      --------      --------      --------
         Total distributions                                      (0.95)       (0.94)        (0.69)        (0.46)        (0.25)
                                                               --------     --------      --------      --------      --------
Net asset value, end of year                                   $  18.57     $  14.45      $  13.82      $  12.21      $  12.23
                                                               ========     ========      ========      ========      ========
Total Return                                                      36.63%       11.77%        20.24%         3.75%        23.64%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in 000's)                        $ 46,271     $ 33,559      $ 26,168      $ 21,789      $ 16,243
     Ratio of expenses to average net assets:
         Before expense reimbursements                             0.61%        0.71%         0.80%         0.97%         1.36%
         After expense reimbursements                              0.40%        0.40%         0.40%         0.40%         0.17%
     Ratio of net investment income (loss) to average net assets:
         Before expense reimbursements                             1.19%        1.38%         1.70%         1.30%         0.97%
         After expense reimbursements                              1.40%        1.69%         2.10%         1.87%         2.16%
     Portfolio Turnover                                           17.80%       18.18%        11.71%        15.01%         8.16%
     Average per share broker commissions (1)                  $ 0.0266     $ 0.0214

(1) Not required before August 31, 1995

               See accompanying notes to the financial statements

                       FINANCIAL HIGHLIGHTS -- (Continued)
                 (For a share outstanding throughout the period)

                                                        S&P SmallCap Index Fund    Equity Income Fund
                                                            October 2, 1996*       September 4, 1996*
                                                                   to                      to
                                                            August 31, 1997         August 31, 1997
                                                            ---------------         ---------------
Net asset value, beginning of period                            $ 10.00                 $ 10.00
                                                                -------                 -------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                         0.23                    0.39
     Net gain on securities (both
      realized and unrealized)                                     2.22                    2.84
                                                                -------                 -------
         Total from investment operations                          2.45                    3.23
                                                                -------                 -------
     LESS DISTRIBUTIONS
     Dividends from net investment income                         (0.20)                  (0.32)
     Distributions from capital gains                              .---                   (0.27)
                                                                -------                 -------
         Total distributions                                      (0.20)                  (0.59)
                                                                -------                 -------
Net asset value, end of period                                  $ 12.25                 $ 12.64
                                                                =======                 =======
Total Return                                                      24.86%                  33.28%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                       $ 5,933                 $ 9,747
     Ratio of expenses to average net assets:
         Before expense reimbursements                             2.32%**                 1.55%**
         After expense reimbursements                              0.65%**                 0.76%**
     Ratio of net investment income (loss) to average net assets:
         Before expense reimbursements                             0.27%**                 2.48%**
         After expense reimbursements                              1.94%**                 3.27%**
     Portfolio Turnover                                           19.99%**                 2.80%**
     Average per share broker commission                        $0.1219                 $0.0300

* Commencement of operations
** Annualized

               See accompanying notes to the financial statements

                           CALIFORNIA INVESTMENT TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 August 31, 1997

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows. California Tax-Free Income Fund and California Insured Intermediate Fund seeks as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund - capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund - seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund - diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds and the Equity Income Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a

                           CALIFORNIA INVESTMENT TRUST

                                 August 31, 1997

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued) futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of approximately $29,000 which expire as follows, $10,000 in 1999, $4,000 in 2000, $2,000 in 2003 and $13,000 in
     2004.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and the Equity Income Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

         (g) Use of Estimates in Financial Statements - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS
     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund,

                           CALIFORNIA INVESTMENT TRUST

                                 August 31, 1997


Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)
     California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund and Equity Income Fund, CCM Partners receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 Million to $1 billion, and 0.40% of assets above $1 billion. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 1997, is as follows:

    California Tax-Free Money Market Fund .......................  $200,511
    California Insured Intermediate Fund ........................  $ 38,590
    U.S. Government Securities Fund .............................  $ 13,552
    The United States Treasury Trust ............................  $100,556
    S&P 500 Index Fund ..........................................  $151,316
    S&P MidCap Index Fund .......................................  $ 83,969
    S&P SmallCap IndexFund ......................................  $ 50,827
    Equity Income Fund ..........................................  $ 35,391

     CCM has retained Bank of America NT&SA to act as Sub-Advisor to the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund, subject to supervision by the Manager and the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Advisor. The Sub-Advisor makes all the investment decisions and places transactions accordingly. In the case of the S&P 500 Index Fund, CCM compensates the Sub-Advisor at an annual rate of 0.10% on net assets up to $50 million and 0.05% of net assets above $50 million. CCM Partners compensates the Sub-Advisor at a rate of 0.15%, 0.10%, and 0.10% of net assets for the Equity Income Fund, S&P MidCap Index Fund and the S&P SmallCap Index Fund, respectively.

     Certain  officers  and  trustees  of the  Trust  are also  partners  of CCM
Partners.

Note 3 --- PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities other than short-term investments during the year ended August 31, 1997 were as follows:

                                                   Purchases         Sales
                                                  -----------     -----------
   California Tax-Free Income Fund .............  $66,322,974     $68,079,624
   California Insured Intermediate Fund ........  $ 7,717,267     $ 8,158,786
   U.S. Government Securities Fund .............  $49,574,522     $48,782,439
   S&P 500 Index Fund ..........................  $ 8,802,507     $ 1,074,995
   S&P Midcap Index Fund .......................  $ 6,313,050     $ 6,967,124
   S&P SmallCap IndexFund ......................  $ 4,776,285     $   587,324
   Equity Income Fund ..........................  $ 5,825,308     $   106,946


For the year ended August 31, 1997, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund, California
Tax-Free Income Fund and California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncorporate shareholders.

  CALIFORNIA
INVESTMENT GRUST
----------------                                             ---------------
  FUND GROUP                                                  BULK POSTAGE
                                                                 PAID
                                                              Milwaukee, WI
44 Montgomery Street #2100                                   PERMIT NO. 2855
 San Francisco, CA  94104                                    ---------------

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities
Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments, as of August 31, 1997 and the related statements of operations for the year or period then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund as of August 31, 1997, the results of their operations for the year or period then ended, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


Tait, Weller & Baker

Philadelphia, Pennsylvania
September 25, 1997